UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:    BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund (formerly known as BlackRock China Fund)

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

BlackRock World Gold Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 8.4%
Cameron International Corp. (a)	57,688	$3,434,167
Halliburton Co.	84,600	4,293,450
Schlumberger Ltd.	116,241	10,474,476

		18,202,093
Oil, Gas & Consumable Fuels — 90.5%
Anadarko Petroleum Corp.	112,500	8,923,500
BG Group PLC	338,900	7,292,609
BP PLC	1,662,900	13,476,398
Cairn Energy PLC (a)	642,200	2,871,445
Caracal Energy, Inc. (a)	392,700	2,877,790
Chevron Corp.	185,998	23,233,010
Cimarex Energy Co.	46,000	4,825,860
ConocoPhillips	214,700	15,168,555
CONSOL Energy, Inc.	62,530	2,378,641
Devon Energy Corp.	44,000	2,722,280
Enbridge, Inc.	62,500	2,730,643
Eni SpA	221,100	5,342,606
EOG Resources, Inc.	40,770	6,842,837
Exxon Mobil Corp.	218,200	22,081,840
Hess Corp.	66,800	5,544,400
Imperial Oil Ltd.	54,000	2,391,301
Kosmos Energy Ltd. (a)	225,314	2,519,010
Noble Energy, Inc.	125,400	8,540,994

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Oil Search Ltd.	616,287	$4,477,232
Phillips 66	55,200	4,257,576
Range Resources Corp.	71,800	6,053,458
Royal Dutch Shell PLC — ADR	308,900	22,015,303
Southwestern Energy Co. (a)	213,700	8,404,821
Suncor Energy, Inc.	121,480	4,257,874
TransCanada Corp.	138,900	6,347,099

		195,577,082
Total Long-Term Investments (Cost — $176,536,114) — 98.9%		213,779,175

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	2,433,215	2,433,215
Total Short-Term Securities (Cost — $2,433,215) — 1.1%		2,433,215
Total Investments (Cost — $178,969,329*) — 100.0%		216,212,390
Liabilities in Excess of Other Assets — (0.0)%		(85,745)

Net Assets — 100.0%		$216,126,645

Notes to Schedule of Investments
*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$180,358,188

Gross unrealized appreciation	$36,216,995
Gross unrealized depreciation	(362,793)

Net unrealized appreciation	$35,854,202

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,884,032	(4,450,817)	2,433,215	$827
BlackRock Liquidity Series, LLC, Money Market Series	$4,708,251	$(4,708,251)	—	$852

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts CLP Chilean Peso GDR Global Depositary Receipts	HKD Hong Kong Dollar NVDR Non-Voting Depository Receipts USD US Dollar

BLACKROCK FUNDS	DECEMBER 31, 2013	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$18,202,093	—	—	$18,202,093
Oil, Gas & Consumable Fuels	162,116,792	$33,460,290	—	195,577,082
Short-Term Securities	2,433,215	—	—	2,433,215
Total	$182,752,100	$33,460,290	—	$216,212,390

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$26,524	—	—	$26,524
Foreign currency at value	6	—	—	6
Total	$26,530	—	—	$26,530

There were no transfers between levels during the period ended December 31, 2013.

2	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 14.0%
Ambev SA — ADR (a)	6,040	$44,394
BB Seguridade Participacoes SA	8,321	86,411
BM&FBovespa SA	11,603	54,394
CCR SA	17,620	132,715
EDP — Energias do Brasil SA	7,915	38,078
Itau Unibanco Holding SA — ADR	8,617	116,933
Mahle-Metal Leve SA Industria e Comercio	3,841	44,609
Vale SA — ADR	4,874	74,329
Vale SA, Preference — ADR	3,278	45,925

		637,788
Cambodia — 1.0%
NagaCorp Ltd.	42,000	44,365
Chile — 2.3%
Banco de Chile — ADR	669	58,738
Cia Cervecerias Unidas SA — ADR	1,934	46,629

		105,367
China — 11.8%
Bank of China Ltd., H Shares	155,000	71,552
Beijing Capital International Airport Co. Ltd., H Shares	56,000	43,959
China Hongqiao Group Ltd.	123,500	85,195
China Petroleum & Chemical Corp., H Shares	141,000	115,694
Industrial & Commercial Bank of China Ltd., H Shares	114,000	77,305
Jiangsu Expressway Co. Ltd., H Shares	42,000	51,618
Want Want China Holdings Ltd.	33,000	47,762
Yashili International Holdings Ltd.	75,000	46,221

		539,306
Cyprus — 0.4%
Globaltrans Investment PLC — GDR	1,014	16,123
Czech Republic — 0.4%
Komercni Banka AS	79	17,621
Hong Kong — 3.5%
China Merchants Holdings International Co. Ltd.	20,000	73,271
Sands China Ltd.	10,800	88,510

		161,781
India — 2.1%
Infosys Ltd. — ADR	1,279	72,391
Tata Motors Ltd. — ADR	761	23,439

		95,830
Indonesia — 1.1%
Media Nusantara Citra Tbk PT	226,500	49,066
Ireland — 1.1%
Dragon Oil PLC	5,396	50,721
Malaysia — 1.4%
DiGi.Com Bhd	43,100	65,312
Mexico — 9.1%
Bolsa Mexicana de Valores SAB de CV	34,126	78,229
Fibra Uno Administracion SA de CV	19,441	62,270
Fomento Economico Mexicano SAB de CV — ADR	442	43,259
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,813	47,114
Grupo Aeroportuario del Sureste SAB de CV — ADR	397	49,478
Grupo Financiero Santander Mexico SAB de CV, Class B — ADR	4,696	64,053
Kimberly-Clark de Mexico SAB de CV, Class A	24,724	70,215

		414,618

Common Stocks	Shares	Value
Panama — 1.5%
Copa Holdings SA, Class A	438	$70,128
Peru — 1.4%
Credicorp Ltd.	499	66,232
Philippines — 4.2%
Alliance Global Group, Inc.	64,100	37,411
Philippine Long Distance Telephone Co.	185	11,129
Philippine Long Distance Telephone Co. — ADR	1,892	113,671
Robinsons Land Corp.	64,000	28,843

		191,054
Poland — 3.2%
Powszechny Zaklad Ubezpieczen SA	987	146,666
Portugal — 1.1%
Jeronimo Martins SGPS SA	2,519	49,256
Russia — 6.0%
Lukoil OAO — ADR	2,888	182,291
Mobile Telesystems OJSC — ADR	4,196	90,759

		273,050
South Africa — 7.8%
AVI Ltd.	3,790	20,731
The Foschini Group Ltd.	3,915	35,796
Mr. Price Group Ltd.	3,237	50,593
Sanlam Ltd.	14,984	76,145
Sasol Ltd.	1,406	69,197
Standard Bank Group Ltd.	2,606	32,200
Vodacom Group Ltd.	3,699	46,899
Woolworths Holdings Ltd.	3,308	23,574

		355,135
South Korea — 4.8%
Grand Korea Leisure Co. Ltd.	1,520	58,297
Hyundai Motor Co., Preference	413	48,989
SK Telecom Co. Ltd.	326	71,342
SK Telecom Co. Ltd. — ADR	1,621	39,909

		218,537
Taiwan — 8.9%
Cleanaway Co. Ltd.	5,000	32,660
Delta Electronics, Inc.	11,000	62,991
Far EasTone Telecommunications Co. Ltd.	36,000	79,087
Mega Financial Holding Co. Ltd.	76,299	64,330
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	14,124
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	8,791	153,315

		406,507
Thailand — 4.7%
Advanced Info Service PCL — NVDR	8,600	52,448
Bangkok Expressway PCL — NVDR	20,500	20,963
BEC World PCL — NVDR	40,200	61,970
Kasikornbank PCL — NVDR	13,000	62,140
Siam City Cement PCL — NVDR	1,600	19,448

		216,969
Turkey — 0.9%
Koza Altin Isletmeleri AS	2,160	22,325
Turk Traktor ve Ziraat Makineleri AS	658	18,850

		41,175

BLACKROCK FUNDS	DECEMBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Ukraine — 0.5%
MHP SA — GDR	1,359	$23,171
Total Common Stocks — 93.2%		4,255,778

Participation Notes (a)
Qatar — 1.3%
Deutsche Bank AG (Qatar Electricity & Water Co.), due 4/14/17	1,161	57,994
South Korea — 2.4%
Deutsche Bank AG (Coway Co. Ltd.), due 8/15/23	971	61,093

Participation Notes (a)	Shares	Value
South Korea (concluded)
Deutsche Bank AG (Hyundai Motor & Finance Co.), due 8/15/23	1,630	$50,197

		111,290
Total Participation Notes — 3.7%		169,284
Total Long-Term Investments (Cost — $4,315,189) — 96.9%		4,425,062

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	129,848	129,848
Total Short-Term Securities (Cost — $129,848) — 2.8%		129,848
Total Investments (Cost — $4,445,037*) — 99.7%		4,554,910
Other Assets Less Liabilities — 0.3%		11,468

Net Assets — 100.0%		$4,566,378

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,463,697

Gross unrealized appreciation	$244,772
Gross unrealized depreciation	(153,559)

Net unrealized appreciation	$91,213

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	68,511	61,337	129,848	$24

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
HKD	68,668	USD	8,855	HSBC Bank PLC	1/02/14	—
USD	64,492	CLP	34,000,000	UBS AG	2/28/14	$213
Total						$213

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

4	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$637,788	—	—	$637,788
Cambodia	—	$44,365	—	44,365
Chile	105,367	—	—	105,367
China	51,618	487,688	—	539,306
Cyprus	16,123	—	—	16,123
Czech Republic	—	17,621	—	17,621
Hong Kong	—	161,781	—	161,781
India	95,830	—	—	95,830
Indonesia	—	49,066	—	49,066
Ireland	—	50,721	—	50,721
Malaysia	—	65,312	—	65,312
Mexico	414,618	—	—	414,618
Panama	70,128	—	—	70,128
Peru	66,232	—	—	66,232
Philippines	113,671	77,383	—	191,054
Poland	—	146,666	—	146,666
Portugal	—	49,256	—	49,256
Russia	273,050	—	—	273,050
South Africa	67,630	287,505	—	355,135
South Korea	39,909	178,628	—	218,537
Taiwan	153,315	253,192	—	406,507
Thailand	—	216,969	—	216,969
Turkey	—	41,175	—	41,175
Ukraine	23,171	—	—	23,171
Participation Notes:
Qatar	—	57,994	—	57,994
South Korea	—	111,290	—	111,290
Short-Term Securities	129,848	—	—	129,848
Total	$2,258,298	$2,296,612	—	$4,554,910

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$213	—	$213
[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	DECEMBER 31, 2013	5

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,511	—	—	$9,511
Foreign currency at value	7,448	—	—	7,448
Total	$16,959	—	—	$16,959

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2013, a security with a value of $54,398 was systematically fair valued due to significant market movements, but was not valued using systematic fair values as of December 31, 2013. Therefore, this security was transferred from Level 2 to Level 1 during the period September 30, 2013 to December 31, 2013.

6	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.0%
Republic Resources, Inc. (Acquired 7/18/97 to 2/24/99, cost $779,869) (a)(b)	28,750	$—
Construction & Engineering — 6.2%
Foster Wheeler AG (b)	600,000	19,812,000
KBR, Inc.	544,000	17,348,160

		37,160,160
Energy Equipment & Services — 13.1%
AltaGas Ltd.	506,500	19,439,873
Cameron International Corp. (b)	330,000	19,644,900
Helmerich & Payne, Inc.	240,000	20,179,200
Poseidon Concepts Corp. (b)	35,081	109
Superior Energy Services, Inc. (b)	738,257	19,645,019

		78,909,101
Gas Utilities — 2.5%
EQT Corp.	171,744	15,419,176
Machinery — 0.0%
Railpower Technologies Corp. (Acquired 4/26/04 to 6/17/04, cost $1,010,377) (a)(b)	360,600	—
Oil, Gas & Consumable Fuels — 74.6%
Arch Coal, Inc.	1,384,800	6,162,360
Bellatrix Exploration Ltd. (b)	862,632	6,342,345
Cabot Oil & Gas Corp.	429,400	16,643,544
Cairn Energy PLC (b)	4,052,000	18,117,554
Caracal Energy, Inc. (b)	1,700,000	12,457,966
Carrizo Oil & Gas, Inc. (b)	301,500	13,498,155
Cimarex Energy Co.	235,010	24,654,899
CONSOL Energy, Inc.	839,200	31,923,168
Crocotta Energy, Inc. (b)	2,268,300	6,363,412
Denbury Resources, Inc. (b)	887,338	14,578,963
EnQuest PLC (b)	5,414,000	12,075,000
EOG Resources, Inc.	134,400	22,557,696
Gulfport Energy Corp. (b)	126,135	7,965,425
Ithaca Energy, Inc. (b)	5,071,000	12,746,124
Kosmos Energy Ltd. (b)	1,761,588	19,694,554
Longview Energy Co. (Acquired 8/13/04, cost $1,281,000) (a)(b)	85,400	695,994
Noble Energy, Inc.	316,000	21,522,760
Oil Search Ltd.	2,400,000	17,435,636

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Painted Pony Petroleum Ltd. (b)	1,970,000	$12,870,605
PDC Energy, Inc. (b)	253,800	13,507,236
Pioneer Natural Resources Co.	124,337	22,886,712
Range Resources Corp.	187,640	15,819,928
Rex Energy Corp. (b)	379,600	7,481,916
Rosetta Resources, Inc. (b)	437,400	21,012,696
SM Energy Co.	251,000	20,860,610
Southwestern Energy Co. (b)	573,500	22,555,755
Stone Energy Corp. (b)	458,538	15,860,829
Tourmaline Oil Corp. (b)	154,420	6,498,069
TransGlobe Energy Corp. (b)	690,000	5,768,134
Whiting Petroleum Corp. (b)	300,000	18,561,000

		449,119,045
Total Common Stocks — 96.4%		580,607,482

Warrants (c)
Oil, Gas & Consumable Fuels — 0.0%
Magnum Hunter Resources Corp. (Issued/Exercisable 10/15/13, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price USD 8.50)	235,700	2
Total Warrants — 0.0%		2
Total Long-Term Investments (Cost — $461,550,631) — 96.4%		580,607,484

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	25,597,451	25,597,451
Total Short-Term Securities (Cost — $25,597,451) — 4.3%		25,597,451
Total Investments (Cost — $487,148,082*) — 100.7%		606,204,935
Liabilities in Excess of Other Assets — (0.7)%		(3,921,941)

Net Assets — 100.0%		$602,282,994

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$488,426,059

Gross unrealized appreciation	$138,610,540
Gross unrealized depreciation	(20,831,664)

Net unrealized appreciation	$117,778,876

(a)	Restricted security as to resale. As of report date, the Fund held less than 0.1% of its net assets, with a current value of $695,994 and original cost of $3,071,246, in these securities.

(b)	Non-income producing security.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,345,070	11,252,381	25,597,451	$4,254

(e)	Represents the current yield as of report date.

BLACKROCK FUNDS	DECEMBER 31, 2013	7

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	$37,160,160	—	—	$37,160,160
Energy Equipment & Services	78,909,101	—	—	78,909,101
Gas Utilities	15,419,176	—	—	15,419,176
Oil, Gas & Consumable Fuels	400,794,861	$47,628,190	$695,994	449,119,045
Warrants	2	—	—	2
Short-Term Securities	25,597,451	—	—	25,597,451
Total	$557,880,751	$47,628,190	$695,994	$606,204,935

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,012	—	—	$1,012
Foreign currency at value	20	—	—	20
Total	$1,032	—	—	$1,032

There were no transfers between levels during the period ended December 31, 2013.

8	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.6%
Treasury Wine Estates Ltd.	489,218	$2,109,993
Belgium — 1.7%
Anheuser-Busch InBev NV	58,118	6,180,074
Canada — 0.6%
MEG Energy Corp. (a)	82,000	2,362,928
China — 2.8%
21Vianet Group, Inc. — ADR (a)	89,141	2,096,596
Anhui Conch Cement Co. Ltd., H Shares	752,000	2,797,862
Autohome, Inc. — ADR (a)	10,100	369,559
China Cinda Asset Management Co. Ltd., H Shares (a)	2,203,000	1,375,046
Ping An Insurance Group Co. of China Ltd., H Shares	189,500	1,702,493
SINA Corp. (a)	20,900	1,760,825

		10,102,381
France — 7.3%
AXA SA	128,650	3,582,610
BNP Paribas SA	47,870	3,734,224
Rexel SA	84,200	2,209,720
Schneider Electric SA	49,500	4,318,473
Société Générale SA	85,900	4,995,147
Valeo SA	17,110	1,896,161
Vivendi SA	216,420	5,708,620

		26,444,955
Germany — 3.1%
Commerzbank AG (a)	120,350	1,942,865
Daimler AG, Registered Shares	55,500	4,816,558
OSRAM Licht AG (a)	48,100	2,713,028
Telefonica Deutschland Holding AG	211,200	1,745,483

		11,217,934
Hong Kong — 2.0%
AIA Group Ltd.	679,100	3,418,242
Melco Crown Entertainment Ltd. — ADR (a)	102,600	4,023,972

		7,442,214
India — 0.5%
Tata Motors Ltd. — ADR	55,400	1,706,320
Indonesia — 1.0%
Global Mediacom Tbk PT	8,966,000	1,401,252
Matahari Department Store Tbk PT (a)	2,506,700	2,268,508

		3,669,760
Ireland — 2.6%
CRH PLC	104,500	2,653,558
Eaton Corp. PLC	42,470	3,232,816
Green REIT PLC (a)	1,755,132	3,481,772

		9,368,146

Common Stocks	Shares	Value
Italy — 1.2%
Banca Generali SpA	127,872	$3,957,319
Moncler SpA (a)	16,600	360,820

		4,318,139
Japan — 10.5%
Daiwa Securities Group, Inc.	177,000	1,772,752
GMO internet, Inc.	76,200	1,003,423
Kenedix Realty Investment Corp.	345	1,637,427
Nabtesco Corp.	115,300	2,660,984
Shinsei Bank Ltd.	1,691,000	4,139,407
SMC Corp.	7,600	1,918,153
SoftBank Corp.	50,900	4,466,514
Sony Corp.	166,600	2,871,903
Sumitomo Mitsui Financial Group, Inc.	90,300	4,695,906
Tokyo Tatemono Co. Ltd.	398,000	4,425,747
Tokyu Fudosan Holdings Corp. (a)	248,500	2,336,103
Toyota Motor Corp.	54,000	3,292,655
Yahoo! Japan Corp.	489,000	2,726,860

		37,947,834
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV — ADR	30,810	3,015,375
Netherlands — 2.5%
ING Groep NV (a)	84,700	1,183,139
Randstad Holding NV	59,118	3,836,367
Yandex NV (a)	90,800	3,918,020

		8,937,526
New Zealand — 0.7%
Xero Ltd. (Acquired 10/15/13, cost $1,616,409) (a)(b)	106,300	2,682,524
Nigeria — 0.8%
Lekoil Ltd. (a)	2,787,800	2,885,300
Russia — 1.1%
Eurasia Drilling Co. Ltd. — GDR	86,739	3,903,255
South Korea — 1.0%
NAVER Corp.	3,000	2,067,383
Samsung Heavy Industries Co. Ltd.	41,620	1,504,203

		3,571,586
Spain — 2.9%
Cie Automotive SA	163,878	1,803,582
NH Hoteles SA (a)(c)	956,348	5,643,253
Sacyr SA (a)(c)	577,385	2,999,652

		10,446,487
Sweden — 1.3%
Svenska Cellulosa AB SCA, B Shares	158,818	4,892,843

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts CHF Swiss Franc DKK Danish Krone EUR Euro GBP British Pound GDR Global Depositary Receipts HKD Hong Kong Dollar JPY Japanese Yen	NOK Norwegian Krone REIT Real Estate Investment Trust SCA Svenska Cellulosa Aktiebolaget SEK Swedish Krona SGD Singapore Dollar USD US Dollar ZAR South African Rand

BLACKROCK FUNDS	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland — 3.9%
Novartis AG, Registered Shares	68,100	$5,458,173
Roche Holding AG	31,240	8,751,145

		14,209,318
Taiwan — 0.2%
Hermes Microvision, Inc. — GDR (a)(d)	23,717	761,553
Thailand — 0.7%
PTT Global Chemical PCL	986,800	2,372,404
United Kingdom — 9.1%
APR Energy PLC (c)	205,822	3,237,910
ASOS PLC (a)	10,500	1,069,831
AstraZeneca PLC	44,600	2,645,995
Aveva Group PLC	41,380	1,485,308
Blinkx PLC (a)(c)	813,500	2,766,968
Crest Nicholson Holdings PLC (a)	684,686	4,139,545
esure Group PLC	479,529	1,983,612
Foxtons Group PLC (a)	528,449	2,930,098
Lloyds Banking Group PLC (a)	2,080,500	2,730,020
Partnership Assurance Group PLC (a)	404,100	1,962,596
Perform Group PLC (a)	531,357	1,970,987
Platform Acquisition Holdings Ltd. (a)	198,450	2,778,300
Vodafone Group PLC — ADR	82,798	3,254,789

		32,955,959
United States — 41.3%
AbbVie, Inc.	51,200	2,703,872
Acuity Brands, Inc.	26,200	2,864,184
Adobe Systems, Inc. (a)	38,450	2,302,386
American Airlines Group, Inc. (a)	104,000	2,626,000
Apple Inc.	16,485	9,249,898
Autodesk, Inc. (a)	62,600	3,150,658
Axiall Corp.	37,847	1,795,462
BankUnited, Inc.	71,700	2,360,364
Cabot Oil & Gas Corp.	84,980	3,293,825
CBS Corp., Class B	44,500	2,836,430
Celgene Corp. (a)	22,400	3,784,704
Citigroup, Inc.	99,768	5,198,910
Concho Resources, Inc. (a)	29,500	3,186,000
Crown Holdings, Inc. (a)	43,600	1,943,252
CSX Corp.	31,130	895,610
Discovery Communications, Inc., Class A (a)	29,600	2,676,432
Eastman Chemical Co.	35,910	2,897,937
Facebook, Inc., Class A (a)	38,260	2,091,292
Flowserve Corp.	56,200	4,430,246
General Motors Co. (a)	82,200	3,359,514
Genworth Financial, Inc., Class A (a)	253,200	3,932,196
Gilead Sciences, Inc. (a)	47,850	3,595,927
Google, Inc., Class A (a)	9,379	10,511,139
The Hain Celestial Group, Inc. (a)(c)	38,656	3,509,192
Hertz Global Holdings, Inc. (a)	119,140	3,409,787
International Paper Co.	65,220	3,197,737
JPMorgan Chase & Co.	74,775	4,372,842

Common Stocks	Shares	Value
United States (concluded)
Kennedy-Wilson Holdings, Inc.	217,000	$4,828,250
Las Vegas Sands Corp.	34,990	2,759,661
Lowe’s Cos., Inc.	56,420	2,795,611
Mondelez International, Inc., Class A	100,900	3,561,770
National Oilwell Varco, Inc.	35,494	2,822,838
Nimble Storage, Inc. (a)	5,700	258,210
Oasis Petroleum, Inc. (a)	79,484	3,733,363
Ralph Lauren Corp.	14,400	2,542,608
Roper Industries, Inc.	35,740	4,956,423
Rowan Cos. PLC, Class A (a)	99,149	3,505,909
Samsonite International SA (c)	598,200	1,820,605
ServiceNow, Inc. (a)	59,900	3,354,999
SunPower Corp. (a)	34,700	1,034,407
United Rentals, Inc. (a)	47,155	3,675,732
Visa, Inc., Class A	17,750	3,952,570
WisdomTree Investments, Inc. (a)	269,640	4,775,324
Yelp, Inc. (a)	46,020	3,173,079

		149,727,155
Total Common Stocks — 100.2%		363,231,963

Warrants (e)
United Kingdom — 0.0%
Platform Acquisition Holdings Ltd. (Issued/exercisable 5/10/13, 0.175 Share for 1 Warrant, Expires 7/31/20, Strike Price USD 11.50)	85,050	117,539
Total Warrants — 0.0%		117,539
Total Long-Term Investments (Cost — $285,971,770) — 100.2%		363,349,502

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	207,375	207,375

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (f)(g)(h)	$8,673	8,673,268
Total Short-Term Securities (Cost — $8,880,643) — 2.5%		8,880,643
Total Investments (Cost — $294,852,413*) — 102.7%		372,230,145
Liabilities in Excess of Other Assets — (2.7)%		(9,729,404)

Net Assets — 100.0%		$362,500,741

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$295,474,448

Gross unrealized appreciation	$81,536,546
Gross unrealized depreciation	(4,780,849)

Net unrealized appreciation	$76,755,697

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held 0.7% of its net assets, with a current value of $2,682,524 and an original cost of $1,616,409, in this security.

2	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	60,217	147,158	207,375	$95
BlackRock Liquidity Series, LLC, Money Market Series	$3,939,993	$4,733,275	$8,673,268	$37,457

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	58,000	USD	54,505	Citibank N.A.	1/02/14	$96
CAD	69,000	USD	64,893	UBS AG	1/03/14	48
CHF	186,797	USD	204,268	Citibank N.A.	1/23/14	5,167
CHF	1,554,185	USD	1,706,293	JPMorgan Chase Bank N.A.	1/23/14	36,247
DKK	8,120,583	USD	1,475,249	Bank of America N.A.	1/23/14	22,528
EUR	541,000	USD	746,209	Bank of America N.A.	1/23/14	(1,965)
EUR	137,000	USD	187,635	BNP Paribas S.A.	1/23/14	833
EUR	147,000	USD	201,828	BNP Paribas S.A.	1/23/14	397
EUR	681,273	USD	923,351	BNP Paribas S.A.	1/23/14	13,865
EUR	847,774	USD	1,145,027	BNP Paribas S.A.	1/23/14	21,242
EUR	194,039	USD	262,239	Citibank N.A.	1/23/14	4,697
EUR	580,617	USD	775,424	Citibank N.A.	1/23/14	23,321
EUR	1,040,000	USD	1,413,215	Deutsche Bank AG	1/23/14	17,495
EUR	88,409	USD	119,440	Royal Bank of Scotland PLC	1/23/14	2,183
EUR	441,894	USD	596,940	Royal Bank of Scotland PLC	1/23/14	10,967
EUR	1,071,000	USD	1,472,237	Royal Bank of Scotland PLC	1/23/14	1,119
EUR	106,000	USD	141,829	The Bank of New York Mellon	1/23/14	3,994
GBP	390,000	USD	622,762	Bank of America N.A.	1/23/14	22,960
GBP	1,159,000	USD	1,857,279	Bank of America N.A.	1/23/14	61,673
GBP	99,000	USD	162,345	BNP Paribas S.A.	1/23/14	1,568
GBP	138,820	USD	223,358	Citibank N.A.	1/23/14	6,486
GBP	374,385	USD	598,423	Citibank N.A.	1/23/14	21,445
GBP	574,000	USD	924,810	Citibank N.A.	1/23/14	25,560
GBP	574,000	USD	929,165	Citibank N.A.	1/23/14	21,205
GBP	829,394	USD	1,340,068	Citibank N.A.	1/23/14	33,156
GBP	1,203,477	USD	1,933,063	Citibank N.A.	1/23/14	59,529
GBP	1,092,000	USD	1,766,030	Goldman Sachs Bank USA	1/23/14	41,989
GBP	1,092,000	USD	1,766,030	Goldman Sachs Bank USA	1/23/14	41,989
GBP	134,000	USD	216,362	Morgan Stanley Capital Services LLC	1/23/14	5,501
HKD	45,179,000	USD	5,827,312	Royal Bank of Canada	1/23/14	(884)
JPY	27,890,000	USD	286,317	Citibank N.A.	1/23/14	(21,450)
JPY	51,855,000	USD	518,618	Citibank N.A.	1/23/14	(26,159)
JPY	82,688,000	USD	837,454	Citibank N.A.	1/23/14	(52,179)

BLACKROCK FUNDS	DECEMBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	103,709,421	USD	1,065,960	Citibank N.A.	1/23/14	$(81,049)
JPY	212,054,000	USD	2,161,296	Goldman Sachs International	1/23/14	(147,453)
JPY	2,479,583	USD	24,083	The Bank of New York Mellon	1/23/14	(535)
NOK	6,844,000	USD	1,132,408	Bank of America N.A.	1/23/14	(5,021)
SEK	2,135,000	USD	324,295	Bank of America N.A.	1/23/14	7,509
SEK	8,400,000	USD	1,278,263	Bank of America N.A.	1/23/14	27,197
SEK	956,672	USD	145,389	BNP Paribas S.A.	1/23/14	3,289
SEK	2,558,000	USD	394,412	BNP Paribas S.A.	1/23/14	3,132
SEK	2,784,000	USD	424,210	BNP Paribas S.A.	1/23/14	8,457
SGD	2,518,000	USD	2,025,198	Westpac Banking Corp.	1/23/14	(29,880)
USD	2,287,430	CHF	2,080,600	Goldman Sachs International	1/23/14	(45,322)
USD	1,809,755	CHF	1,646,642	UBS AG	1/23/14	(36,446)
USD	148,656	EUR	108,000	Bank of America N.A.	1/23/14	82
USD	476,808	EUR	346,000	Bank of America N.A.	1/23/14	821
USD	197,140	EUR	144,000	BNP Paribas S.A.	1/23/14	(959)
USD	498,633	EUR	365,000	BNP Paribas S.A.	1/23/14	(3,491)
USD	2,240,143	EUR	1,623,000	BNP Paribas S.A.	1/23/14	7,409
USD	21,543,374	EUR	15,748,000	BNP Paribas S.A.	1/23/14	(120,886)
USD	953,863	EUR	692,957	Citibank N.A.	1/23/14	574
USD	2,148,970	EUR	1,560,000	Citibank N.A.	1/23/14	2,904
USD	73,537	EUR	53,606	Deutsche Bank AG	1/23/14	(208)
USD	365,128	EUR	270,000	Goldman Sachs International	1/23/14	(6,307)
USD	356,228	EUR	259,000	Morgan Stanley Capital Services LLC	1/23/14	(74)
USD	116,885	EUR	86,487	UBS AG	1/23/14	(2,094)
USD	892,154	EUR	656,000	UBS AG	1/23/14	(10,294)
USD	1,096,518	EUR	813,992	UBS AG	1/23/14	(23,277)
USD	13,711,762	GBP	8,497,000	BNP Paribas S.A.	1/23/14	(356,686)
USD	1,047	GBP	647	Citibank N.A.	1/23/14	(24)
USD	440,770	GBP	273,480	Citibank N.A.	1/23/14	(12,030)
USD	229,646	GBP	141,195	Deutsche Bank AG	1/23/14	(4,130)
USD	264,478	GBP	162,000	Royal Bank of Scotland PLC	1/23/14	(3,745)
USD	2,344,485	GBP	1,436,000	Royal Bank of Scotland PLC	1/23/14	(33,094)
USD	201,728	HKD	1,564,000	Bank of America N.A.	1/23/14	30
USD	1,611,412	HKD	12,490,133	BNP Paribas S.A.	1/23/14	644
USD	331,941	HKD	2,573,110	Citibank N.A.	1/23/14	104
USD	565,534	HKD	4,384,000	Citibank N.A.	1/23/14	159
USD	697,337	HKD	5,407,095	Citibank N.A.	1/23/14	21
USD	844,522	HKD	6,547,581	Deutsche Bank AG	1/23/14	125
USD	442,326	JPY	45,135,000	Bank of America N.A.	1/23/14	13,686
USD	1,802,559	JPY	189,240,000	Bank of America N.A.	1/23/14	5,377
USD	3,315,000	JPY	334,539,855	Citibank N.A.	1/23/14	137,929
USD	643,081	JPY	64,997,445	Deutsche Bank AG	1/23/14	25,810
USD	320,045	JPY	31,942,000	Goldman Sachs International	1/23/14	16,697
USD	6,474,597	JPY	646,214,000	Goldman Sachs International	1/23/14	337,607
USD	70,500	JPY	7,052,248	JPMorgan Chase Bank N.A.	1/23/14	3,526
USD	17,071,891	JPY	1,667,922,000	Royal Bank of Scotland PLC	1/23/14	1,231,904
USD	1,604,877	NZD	1,929,345	Citibank N.A.	1/23/14	20,913
USD	3,993,820	SEK	26,060,000	Credit Suisse International	1/23/14	(56,217)

4	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	27,525,000	USD	2,721,333	Deutsche Bank AG	1/23/14	$(106,292)
Total						$1,175,015

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$2,109,993	—	$2,109,993
Belgium	—	6,180,074	—	6,180,074
Canada	$2,362,928	—	—	2,362,928
China	5,602,026	4,500,355	—	10,102,381
France	—	26,444,955	—	26,444,955
Germany	2,713,028	8,504,906	—	11,217,934
Hong Kong	4,023,972	3,418,242	—	7,442,214
India	1,706,320	—	—	1,706,320
Indonesia	—	3,669,760	—	3,669,760
Ireland	6,714,588	2,653,558	—	9,368,146
Italy	360,820	3,957,319	—	4,318,139
Japan	2,336,103	35,611,731	—	37,947,834
Mexico	3,015,375	—	—	3,015,375
Netherlands	3,918,020	5,019,506	—	8,937,526
New Zealand	—	2,682,524	—	2,682,524
Nigeria	2,885,300	—	—	2,885,300
Russia	3,903,255	—	—	3,903,255
South Korea	—	3,571,586	—	3,571,586
Spain	1,803,582	8,642,905	—	10,446,487
Sweden	—	4,892,843	—	4,892,843
Switzerland	—	14,209,318	—	14,209,318
Taiwan	761,553	—	—	761,553
Thailand	2,372,404	—	—	2,372,404
United Kingdom	14,586,843	18,369,116	—	32,955,959
United States	147,906,550	1,820,605	—	149,727,155
Warrants	—	117,539	—	117,539
Short-Term Securities	207,375	8,673,268	—	8,880,643
Total	$207,180,042	$165,050,103	—	$372,230,145

BLACKROCK FUNDS	DECEMBER 31, 2013	5

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$144	$2,363,022	—	$2,363,166
Liabilities:
Foreign currency exchange contracts	—	(1,188,151)	—	(1,188,151)
Total	$144	$1,174,871	—	$1,175,015

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,341	—	—	$9,341
Liabilities:
Foreign bank overdraft	—	$(691,016)	—	(691,016)
Collateral on securities loaned at value	—	(8,673,268)	—	(8,673,268)
Total	$9,341	$(9,364,284)	—	$(9,354,943)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2013, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of December 31, 2013, securities with a value of $4,892,694 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period September 30, 2013 to December 31, 2013.

6	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 26.8%
ACADIA Pharmaceuticals, Inc. (a)	389,821	$9,741,627
Acceleron Pharma, Inc. (a)(b)	105,600	4,181,760
Acorda Therapeutics, Inc. (a)	502,800	14,681,760
Actelion Ltd., Registered Shares	253,000	21,459,663
Aegerion Pharmaceuticals, Inc. (a)(b)	218,300	15,490,568
Agios Pharmaceuticals, Inc. (a)(b)	60,100	1,439,395
Alexion Pharmaceuticals, Inc. (a)	465,617	61,954,998
Alkermes PLC (a)	738,000	30,007,080
Amgen, Inc.	579,510	66,156,862
Array BioPharma, Inc. (a)(b)	1,057,100	5,296,071
Biogen Idec, Inc. (a)	355,900	99,563,025
BioMarin Pharmaceutical, Inc. (a)	645,600	45,366,312
Biota Pharmaceuticals, Inc. (a)	418,300	1,752,677
Bluebird Bio, Inc. (a)(b)	109,200	2,291,016
Celgene Corp. (a)	793,519	134,072,970
Conatus Pharmaceuticals, Inc. (a)	203,000	1,309,350
Exelixis, Inc. (a)(b)	658,300	4,035,379
Gilead Sciences, Inc. (a)	1,582,056	118,891,508
Incyte Corp. Ltd. (a)	822,800	41,658,364
Infinity Pharmaceuticals, Inc. (a)(b)	339,500	4,688,495
Intra-Cellular Therapies, Inc. (Acquired 8/29/13, cost $2,761,902) (a)(c)	434,753	8,695,060
Isis Pharmaceuticals, Inc. (a)(b)	596,667	23,771,213
Karyopharm Therapeutics, Inc. (a)(b)	191,500	4,389,180
MacroGenics, Inc. (a)	63,500	1,741,805
Medivation, Inc. (a)(b)	265,700	16,956,974
Momenta Pharmaceuticals, Inc. (a)	303,600	5,367,648
Ophthotech Corp. (a)	148,500	4,803,975
Prosensa Holding BV (a)	106,300	496,421
Protalix BioTherapeutics, Inc. (a)(b)	1,155,326	4,494,218
PTC Therapeutics, Inc. (a)	104,800	1,778,456
Puma Biotechnology, Inc. (a)(b)	119,800	12,402,894
Regeneron Pharmaceuticals, Inc. (a)(b)	154,422	42,503,111
Seattle Genetics, Inc. (a)(b)	1,054,118	42,048,767
Synageva BioPharma Corp. (a)(b)	91,197	5,902,270
Ultragenyx Pharmaceutical, Inc. (Acquired 12/18/12, cost $3,351,658) (a)(c)	1,210,247	3,351,658
Verastem, Inc. (a)	239,640	2,731,896
Vertex Pharmaceuticals, Inc. (a)	527,270	39,176,161

		904,650,587
Chemicals — 0.5%
Sigma-Aldrich Corp.	182,400	17,147,424
Diversified Consumer Services — 1.0%
Service Corp. International	1,805,100	32,726,463
Health Care Equipment & Supplies — 17.5%
Abbott Laboratories	1,123,600	43,067,588
Baxter International, Inc.	697,200	48,490,260
Boston Scientific Corp. (a)	4,107,400	49,370,948
C.R. Bard, Inc.	157,900	21,149,126
CareFusion Corp. (a)	645,300	25,695,846
Coloplast A/S, Class B	364,700	24,178,003
The Cooper Cos., Inc.	382,600	47,381,184
Covidien PLC	573,300	39,041,730
DENTSPLY International, Inc.	277,400	13,448,352
Edwards Lifesciences Corp. (a)(b)	336,700	22,141,392
Intuitive Surgical, Inc. (a)	34,300	13,173,944
Medtronic, Inc.	1,582,600	90,825,414
PW Medtech Group Ltd. (a)	10,900,900	4,990,547
St. Jude Medical, Inc.	378,500	23,448,075
Stryker Corp.	1,106,300	83,127,382
Varian Medical Systems, Inc. (a)	343,700	26,702,053
Zimmer Holdings, Inc.	178,300	16,615,777

		592,847,621

Common Stocks	Shares	Value
Health Care Providers & Services — 11.4%
Aetna, Inc.	419,423	$28,768,224
AmerisourceBergen Corp.	201,500	14,167,465
Cardinal Health, Inc.	654,280	43,712,447
CIGNA Corp.	389,100	34,038,468
Envision Healthcare Holdings, Inc. (a)	453,600	16,111,872
Express Scripts Holding Co. (a)	254,947	17,907,477
HCA Holdings, Inc. (a)	951,500	45,396,065
Humana, Inc.	165,800	17,113,876
McKesson Corp.	263,400	42,512,760
Phoenix Healthcare Group Co. Ltd (a)	599,500	960,214
Premier, Inc., Class A (a)(b)	370,500	13,619,580
UnitedHealth Group, Inc.	914,382	68,852,965
Universal Health Services, Inc., Class B	521,800	42,401,468

		385,562,881
Health Care Technology — 0.7%
Cerner Corp. (a)(b)	418,600	23,332,764
Life Sciences Tools & Services — 4.6%
Agilent Technologies, Inc.	643,400	36,796,046
ICON PLC (a)	449,400	18,160,254
Illumina, Inc. (a)(b)	442,700	48,971,474
Life Technologies Corp. (a)	74,400	5,639,520
Thermo Fisher Scientific, Inc.	406,300	45,241,505

		154,808,799
Pharmaceuticals — 36.0%
AbbVie, Inc.	2,458,100	129,812,261
Actavis PLC (a)	199,700	33,549,600
Allergan, Inc.	238,400	26,481,472
AstraZeneca PLC	278,800	16,540,437
Bayer AG, Registered Shares	552,800	77,619,300
Bristol-Myers Squibb Co.	1,892,600	100,591,690
Chugai Pharmaceutical Co. Ltd.	678,500	15,018,644
Eli Lilly & Co.	337,500	17,212,500
Forest Laboratories, Inc. (a)	337,700	20,272,131
Johnson & Johnson	1,787,600	163,726,284
Mallinckrodt PLC (a)	498,200	26,035,932
Merck & Co., Inc.	1,572,900	78,723,645
Mylan, Inc. (a)	978,600	42,471,240
Novartis AG, Registered Shares	879,000	70,451,304
Ono Pharmaceutical Co. Ltd.	162,400	14,235,250
Perrigo Co. PLC	274,400	42,109,424
Pfizer, Inc.	3,809,640	116,689,273
Roche Holding AG	375,100	105,075,367
Sanofi	300,500	32,091,996
Shire PLC — ADR	238,500	33,697,665
Valeant Pharmaceuticals International, Inc. (a)	386,700	45,398,580
Zoetis, Inc.	294,100	9,614,129

		1,217,418,124
Total Long-Term Investments (Cost — $2,391,046,892) — 98.5%		3,328,494,663

BLACKROCK FUNDS	DECEMBER 31, 2013	7

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	31,357,316	$31,357,316

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	$176,090	176,089,631
Total Short-Term Securities (Cost — $207,446,947) — 6.1%		207,446,947

Value
Total Investments Before Options Written (Cost — $2,598,493,839*) — 104.6%	$3,535,941,610

Options Written
(Premiums Received — $ 274,565) — (0.0)%	(176,273)
Total Investments Net of Options Written — 104.6%	3,535,765,337
Liabilities in Excess of Other Assets — (4.6)%	(154,782,709)

Net Assets — 100.0%	$3,380,982,628

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,608,605,368

Gross unrealized appreciation	$941,155,210
Gross unrealized depreciation	(13,818,968)

Net unrealized appreciation	$927,336,242

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held 0.4% of its net assets, with a current value of $12,046,718 and an original cost of $6,113,560, in these securities.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	51,597,591	(20,240,275)	31,357,316	$10,713
BlackRock Liquidity Series, LLC, Money Market Series	$189,308,224	$(13,218,593)	$176,089,631	$83,368

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	12,749,384	USD	14,153,872	Citibank N.A.	1/23/14	$140,631
CHF	14,111,922	USD	15,462,748	UBS AG	1/23/14	359,423
EUR	2,089,656	USD	2,790,771	Citibank N.A.	1/23/14	83,934
USD	4,722,070	CHF	4,234,682	Citibank N.A.	1/23/14	(25,820)
USD	1,897,686	CHF	1,702,854	Goldman Sachs Bank USA	1/23/14	(11,540)
USD	2,161,777	CHF	1,914,807	Royal Bank of Scotland PLC	1/23/14	14,911
USD	122,367,320	CHF	111,468,308	Royal Bank of Scotland PLC	1/23/14	(2,610,026)
USD	25,713,060	EUR	18,796,000	BNP Paribas S.A.	1/23/14	(144,284)
USD	1,847,308	EUR	1,346,000	Royal Bank of Canada	1/23/14	(4,361)
USD	16,551,806	GBP	10,138,000	Royal Bank of Scotland PLC	1/23/14	(233,639)
USD	4,517,542	HKD	35,014,000	Deutsche Bank AG	1/23/14	2,025
USD	571,160	HKD	4,427,688	Royal Bank of Scotland PLC	1/23/14	151

8	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,275,101	JPY	1,296,976,000	Royal Bank of Scotland PLC	1/23/14	$957,928
USD	373,969	JPY	36,722,060	UBS AG	1/23/14	25,225
Total						$(1,445,442)

•	Exchange-traded options written as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Cardinal Health, Inc.	Put	$67.50	1/18/14	1,237	$(176,273)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$871,144,206	$21,459,663	$12,046,718	$904,650,587
Chemicals	17,147,424	—	—	17,147,424
Diversified Consumer Services	32,726,463	—	—	32,726,463
Health Care Equipment & Supplies	568,669,618	24,178,003	—	592,847,621
Health Care Providers & Services	385,562,881	—	—	385,562,881
Health Care Technology	23,332,764	—	—	23,332,764
Life Sciences Tools & Services	154,808,799	—	—	154,808,799
Pharmaceuticals	886,385,826	331,032,298	—	1,217,418,124
Short-Term Securities	31,357,316	176,089,631	—	207,446,947
Total	$2,971,135,297	$552,759,595	$12,046,718	$3,535,941,610

BLACKROCK FUNDS	DECEMBER 31, 2013	9

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,584,228	—	$1,584,228
Liabilities:
Equity contracts	$(176,273)	—	—	(176,273)
Foreign currency exchange contracts	—	(3,029,670)	—	(3,029,670)
Total	$(176,273)	$(1,445,442)	—	$(1,621,715)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$55,382	—	—	$55,382
Foreign currency at value	7,490,027	—	—	7,490,027
Cash pledged as collateral for options written	22,627,238	—	—	22,627,238
Liabilities:
Collateral on securities loaned at value	—	$(176,089,631)	—	(176,089,631)
Total	$30,172,647	$(176,089,631)	—	$(145,916,984)

There were no transfers between levels during the period ended December 31, 2013.

10	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.6%
Treasury Wine Estates Ltd.	2,548,996	$10,993,798
Austria — 1.3%
Erste Group Bank AG	709,123	24,720,419
Belgium — 2.0%
Anheuser-Busch InBev NV	345,679	36,758,351
Canada — 1.6%
Gildan Activewear, Inc.	153,400	8,175,076
MEG Energy Corp. (a)	422,200	12,166,196
WestJet Airlines Ltd.	353,100	9,257,552

		29,598,824
China — 4.2%
58.com, Inc. — ADR (a)(b)	207,900	7,970,886
Anhui Conch Cement Co. Ltd., H Shares	5,069,000	18,859,522
Autohome, Inc. — ADR (a)	51,600	1,888,044
China Cinda Asset Management Co. Ltd., H Shares (a)	11,347,000	7,082,455
Ping An Insurance Group Co. of China Ltd., H Shares	1,469,000	13,197,690
SINA Corp. (a)	242,700	20,447,475
YY, Inc. — ADR (a)	180,100	9,055,428

		78,501,500
Finland — 1.1%
Nokia OYJ (a)	1,695,080	13,696,302
Sanitec Corp. (a)	687,400	7,214,021

		20,910,323
France — 11.9%
AXA SA	940,184	26,181,989
BNP Paribas SA	448,653	34,998,342
Publicis Groupe SA	150,400	13,780,496
Rexel SA	783,294	20,556,534
Safran SA	373,300	25,955,076
Sanofi	106,800	11,405,741
Schneider Electric SA	222,700	19,428,765
Société Générale SA	344,800	20,050,369
Valeo SA	160,400	17,775,814
Vivendi SA	1,264,300	33,349,082

		223,482,208
Germany — 6.7%
Bayer AG, Registered Shares	190,000	26,678,124
Commerzbank AG (a)	618,678	9,987,601
Daimler AG, Registered Shares	394,000	34,193,224
KUKA AG	375,556	17,625,769
OSRAM Licht AG (a)	247,400	13,954,327
Porsche Automobil Holding SE, Preference Shares	137,700	14,374,769
Telefonica Deutschland Holding AG	1,092,100	9,025,769

		125,839,583
Hong Kong — 2.0%
AIA Group Ltd.	4,473,500	22,517,308
Melco Crown Entertainment Ltd. — ADR (a)	400,600	15,711,532

		38,228,840
India — 0.9%
Tata Motors Ltd. — ADR	570,800	17,580,640
Indonesia — 0.9%
Global Mediacom Tbk PT	31,933,500	4,990,731
Matahari Department Store Tbk PT (a)	12,907,200	11,680,728

		16,671,459
Ireland — 3.0%
Bank of Ireland (a)	49,231,700	17,158,626

Common Stocks	Shares	Value
Ireland (concluded)
CRH PLC	530,600	$13,473,470
Green REIT PLC (a)	9,077,594	18,007,828
Kingspan Group PLC	422,479	7,730,046

		56,369,970
Italy — 1.6%
Banca Generali SpA	885,400	27,400,922
Moncler SpA (a)	86,000	1,869,308

		29,270,230
Japan — 14.8%
Daiwa Securities Group, Inc.	1,785,000	17,877,755
GMO internet, Inc.	1,179,600	15,533,304
Kenedix Realty Investment Corp.	2,316	10,992,118
Nabtesco Corp.	975,300	22,508,737
Shinsei Bank Ltd.	7,544,000	18,466,994
SMC Corp.	75,500	19,055,334
SoftBank Corp.	521,600	45,770,798
Sony Corp.	879,100	15,154,203
Sumitomo Mitsui Financial Group, Inc.	666,500	34,660,256
Tokyo Tatemono Co. Ltd.	2,072,000	23,040,573
Tokyu Fudosan Holdings Corp. (a)	1,098,400	10,325,857
Toyota Motor Corp.	280,400	17,097,415
Yahoo! Japan Corp.	4,850,000	27,045,547

		277,528,891
Malaysia — 0.3%
Astro Malaysia Holdings Bhd	6,906,600	6,332,295
Netherlands — 5.8%
Aalberts Industries NV	594,005	18,960,403
ASML Holding NV	175,286	16,417,647
ING Groep NV (a)	434,100	6,063,764
Randstad Holding NV	401,675	26,066,050
Yandex NV (a)	474,500	20,474,675
Ziggo NV	457,200	20,906,953

		108,889,492
New Zealand — 0.7%
Xero Ltd. (Acquired 10/15/12, cost $8,211,297) (a)(c)	540,000	13,627,119
Nigeria — 0.8%
Lekoil Ltd. (a)(d)	14,262,400	14,761,210
Norway — 2.0%
Seadrill Ltd.	402,250	16,486,006
Statoil ASA	888,400	21,602,791

		38,088,797
Russia — 1.2%
Eurasia Drilling Co. Ltd. — GDR	491,100	22,099,500
South Korea — 1.2%
NAVER Corp.	22,800	15,712,111
Samsung Heavy Industries Co. Ltd.	211,360	7,638,836

		23,350,947
Spain — 3.8%
Bankinter SA	2,385,200	16,390,330
Cie Automotive SA	854,284	9,401,942
NH Hoteles SA (a)(b)	4,905,198	28,944,771
Sacyr SA (a)	3,176,484	16,502,588

		71,239,631
Sweden — 1.9%
Seamless Distribution AB (a)	755,464	5,790,616
Svenska Cellulosa AB SCA, B Shares	949,822	29,261,985

		35,052,601

BLACKROCK FUNDS	DECEMBER 31, 2013	11

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland — 7.0%
Actelion Ltd., Registered Shares	231,000	$19,593,606
Novartis AG, Registered Shares	583,500	46,767,162
Partners Group Holding AG	30,911	8,243,626
Roche Holding AG	151,414	42,415,040
UBS AG, Registered Shares	800,302	15,323,666

		132,343,100
Taiwan — 0.9%
Epistar Corp.	6,579,000	12,692,358
Hermes Microvision, Inc. — GDR (a)(e)	121,933	3,915,269

		16,607,627
Thailand — 0.7%
PTT Global Chemical PCL	5,138,600	12,353,907
United Kingdom — 18.2%
APR Energy PLC (b)	1,520,844	23,925,311
ASOS PLC (a)	54,900	5,593,686
AstraZeneca PLC	229,500	13,615,603
Aveva Group PLC	346,345	12,431,828
Babcock International Group PLC	1,153,700	25,923,810
Blinkx PLC (a)(b)	5,547,100	18,867,423
Crest Nicholson Holdings PLC (a)	5,530,772	33,438,509
DS Smith PLC	3,266,120	18,008,982
esure Group PLC	2,521,359	10,429,811
Foxtons Group PLC (a)	4,194,324	23,256,319
Halma PLC	1,947,700	19,487,110
Hargreaves Lansdown PLC	609,145	13,682,533
Inchcape PLC	781,120	7,976,727
Lloyds Banking Group PLC (a)	14,426,000	18,929,716
Partnership Assurance Group PLC (a)	2,128,300	10,336,535
Perform Group PLC (a)	2,727,873	10,118,625
Platform Acquisition Holdings Ltd. (a)	1,033,783	14,472,962
Rotork PLC	456,306	21,719,787
Travis Perkins PLC	572,600	17,787,348
Ultra Electronics Holdings PLC	289,400	9,267,676
Vodafone Group PLC	3,375,774	13,291,139

		342,561,440

Common Stocks	Shares	Value
United States — 1.5%
Euronet Worldwide, Inc. (a)	271,683	$13,000,032
Nimble Storage, Inc. (a)	30,400	1,377,120
Samsonite International SA	4,694,600	14,287,887

		28,665,039
Total Common Stocks — 98.6%		1,852,427,741

Warrants (f)
United Kingdom — 0.0%
Platform Acquisition Holdings Ltd. (Issued/exercisable 5/10/13, 0.175 Share for 1 Warrant, Expires 7/31/20, Strike Price USD 11.50)	443,051	612,296
Total Warrants — 0.0%		612,296
Total Long-Term Investments (Cost — $1,469,288,289) — 98.6%		1,853,040,037

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (g)(h)	5,280,218	5,280,218

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (g)(h)(i)	$49,171	49,170,972
Total Short-Term Securities (Cost — $54,451,190) — 2.9%		54,451,190
Total Investments (Cost — $1,523,739,479*) — 101.5%		1,907,491,227
Liabilities in Excess of Other Assets — (1.5)%		(28,682,533)

Net Assets — 100.0%		$1,878,808,694

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,528,871,071

Gross unrealized appreciation	$404,601,880
Gross unrealized depreciation	(25,981,724)

Net unrealized appreciation	$378,620,156

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Restricted security as to resale. As of report date, the Fund held 0.7% of its net assets, with a current value of $13,627,119 and an original cost of $8,211,297, in this security.
(d)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Shares Purchased	Shares Held at December 31, 2013	Value at December 31, 2013
Lekoil Ltd.[1]	11,466,200	2,796,200	14,262,400	$14,761,210

[1]	No longer an affiliated company as of report date.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

12	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	362,527	4,917,691	5,280,218	$1,208
BlackRock Liquidity Series, LLC, Money Market Series	$30,786,020	$18,384,952	$49,170,972	$206,258

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	298,000	USD	280,044	Citibank N.A.	1/02/14	$493
CAD	358,000	USD	336,690	UBS AG	1/03/14	—
CHF	11,550,064	USD	12,697,360	Royal Bank of Scotland PLC	1/23/14	252,477
CHF	751,028	USD	843,524	The Bank of New York Mellon	1/23/14	(1,477)
DKK	50,994,542	USD	9,264,069	Bank of America N.A.	1/23/14	141,469
EUR	1,060,000	USD	1,432,551	Bank of America N.A.	1/23/14	25,673
EUR	2,934,000	USD	3,958,723	Bank of America N.A.	1/23/14	77,532
EUR	3,076,000	USD	4,242,773	Bank of America N.A.	1/23/14	(11,171)
EUR	13,412,943	USD	18,178,988	BNP Paribas S.A.	1/23/14	272,973
EUR	6,564,960	USD	8,767,616	Citibank N.A.	1/23/14	263,690
EUR	7,980,000	USD	10,728,472	Citibank N.A.	1/23/14	249,481
EUR	3,975,000	USD	5,401,472	Deutsche Bank AG	1/23/14	66,869
EUR	3,122,000	USD	4,284,767	Royal Bank of Canada	1/23/14	10,116
EUR	2,689,993	USD	3,633,820	Royal Bank of Scotland PLC	1/23/14	66,758
EUR	3,289,000	USD	4,526,615	Royal Bank of Scotland PLC	1/23/14	(1,992)
EUR	5,730,000	USD	7,876,676	Royal Bank of Scotland PLC	1/23/14	5,989
EUR	6,509,840	USD	8,794,755	Royal Bank of Scotland PLC	1/23/14	160,723
EUR	557,377	USD	765,138	The Bank of New York Mellon	1/23/14	1,636
EUR	927,000	USD	1,251,663	The Bank of New York Mellon	1/23/14	23,595
GBP	1,255,000	USD	2,011,117	Bank of America N.A.	1/23/14	66,781
GBP	1,260,000	USD	2,066,158	Citibank N.A.	1/23/14	20,019
GBP	2,102,165	USD	3,395,945	Citibank N.A.	1/23/14	84,601
GBP	2,624,514	USD	4,248,443	Citibank N.A.	1/23/14	96,954
GBP	6,001,895	USD	9,686,038	Citibank N.A.	1/23/14	251,275
GBP	6,031,938	USD	9,745,923	Citibank N.A.	1/23/14	241,132
GBP	9,010,305	USD	14,497,355	Citibank N.A.	1/23/14	420,969
GBP	15,895,000	USD	26,041,732	Citibank N.A.	1/23/14	275,554
GBP	1,029,044	USD	1,663,111	Deutsche Bank AG	1/23/14	40,673
HKD	28,192,000	USD	3,636,116	Credit Suisse International	1/23/14	(385)
HKD	478,497,000	USD	61,717,865	Royal Bank of Canada	1/23/14	(9,364)
JPY	413,441,000	USD	4,187,279	Citibank N.A.	1/23/14	(260,896)
JPY	797,645,000	USD	7,977,495	Citibank N.A.	1/23/14	(402,389)
JPY	451,975,009	USD	4,647,907	Deutsche Bank AG	1/23/14	(355,573)
JPY	990,965,000	USD	10,100,108	Goldman Sachs International	1/23/14	(689,073)
JPY	439,925,000	USD	4,456,083	JPMorgan Chase Bank N.A.	1/23/14	(278,186)
JPY	1,188,468,744	USD	11,888,278	UBS AG	1/23/14	(601,581)
SEK	11,424,000	USD	1,735,245	Bank of America N.A.	1/23/14	40,182

BLACKROCK FUNDS	DECEMBER 31, 2013	13

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	36,794,013	USD	5,708,081	Citibank N.A.	1/23/14	$10,150
SEK	68,878,000	USD	10,561,567	Citibank N.A.	1/23/14	142,899
SEK	12,050,620	USD	1,876,506	Deutsche Bank AG	1/23/14	(3,696)
SEK	27,599,000	USD	4,197,114	Deutsche Bank AG	1/23/14	92,101
SEK	23,309,000	USD	3,544,221	State Street Bank and Trust Co.	1/23/14	78,277
SGD	19,275,000	USD	15,361,014	Barclays Bank PLC	1/23/14	(87,080)
SGD	2,154,000	USD	1,732,437	Westpac Banking Corp.	1/23/14	(25,560)
USD	4,019,612	CHF	3,626,112	Citibank N.A.	1/23/14	(45,955)
USD	1,421,910	CHF	1,296,301	Goldman Sachs International	1/23/14	(31,492)
USD	13,855,680	CHF	12,602,849	Goldman Sachs International	1/23/14	(274,531)
USD	8,945,950	CHF	8,149,153	Royal Bank of Scotland PLC	1/23/14	(190,812)
USD	523,047	EUR	380,000	Bank of America N.A.	1/23/14	288
USD	2,421,246	EUR	1,757,000	Bank of America N.A.	1/23/14	4,171
USD	1,002,128	EUR	732,000	BNP Paribas S.A.	1/23/14	(4,872)
USD	10,680,359	EUR	7,738,000	BNP Paribas S.A.	1/23/14	35,322
USD	253,354,896	EUR	185,200,000	BNP Paribas S.A.	1/23/14	(1,421,648)
USD	4,909,061	EUR	3,566,307	Citibank N.A.	1/23/14	2,952
USD	10,971,893	EUR	8,145,157	Citibank N.A.	1/23/14	(233,263)
USD	23,651,633	EUR	17,155,000	Citibank N.A.	1/23/14	51,786
USD	383,132	EUR	279,291	Deutsche Bank AG	1/23/14	(1,084)
USD	3,903,552	EUR	2,852,000	JPMorgan Chase Bank N.A.	1/23/14	(19,896)
USD	1,566,200	EUR	1,162,657	UBS AG	1/23/14	(33,248)
USD	4,730,228	GBP	2,933,000	BNP Paribas S.A.	1/23/14	(125,928)
USD	130,527,194	GBP	80,886,000	BNP Paribas S.A.	1/23/14	(3,395,424)
USD	881,927	GBP	545,072	Citibank N.A.	1/23/14	(20,547)
USD	4,257,951	GBP	2,608,000	Royal Bank of Scotland PLC	1/23/14	(60,104)
USD	1,025,280	HKD	7,949,000	Bank of America N.A.	1/23/14	152
USD	8,904,858	HKD	69,021,994	BNP Paribas S.A.	1/23/14	3,562
USD	3,572,342	HKD	27,699,653	Citibank N.A.	1/23/14	106
USD	4,923,913	HKD	38,170,000	Citibank N.A.	1/23/14	1,388
USD	8,380,762	HKD	64,965,305	Citibank N.A.	1/23/14	2,629
USD	4,361,269	HKD	33,812,928	Deutsche Bank AG	1/23/14	646
USD	7,435,677	JPY	758,738,000	Bank of America N.A.	1/23/14	230,065
USD	12,530,000	JPY	1,264,490,010	Citibank N.A.	1/23/14	521,342
USD	32,451,930	JPY	3,279,981,502	Deutsche Bank AG	1/23/14	1,302,474
USD	5,276,089	JPY	526,578,000	Goldman Sachs International	1/23/14	275,263
USD	8,916,671	JPY	917,570,000	Goldman Sachs International	1/23/14	202,656
USD	36,500,547	JPY	3,643,032,000	Goldman Sachs International	1/23/14	1,903,258
USD	1,043,967	JPY	104,429,653	JPMorgan Chase Bank N.A.	1/23/14	52,215
USD	74,802,523	JPY	7,308,199,000	Royal Bank of Scotland PLC	1/23/14	5,397,733
USD	1,789,198	NOK	10,539,000	BNP Paribas S.A.	1/23/14	53,148
USD	5,122,557	NOK	30,585,000	BNP Paribas S.A.	1/23/14	84,404
USD	7,120,970	NOK	42,389,352	Citibank N.A.	1/23/14	138,330
USD	9,227,855	NOK	56,516,514	Citibank N.A.	1/23/14	(81,899)
USD	8,152,717	NZD	9,801,000	Citibank N.A.	1/23/14	106,239
USD	59,813	SEK	379,746	Citibank N.A.	1/23/14	796
USD	95,436	SEK	606,060	Citibank N.A.	1/23/14	1,247
USD	263,726	SEK	1,683,923	Citibank N.A.	1/23/14	2,024
USD	680,713	SEK	4,399,344	Citibank N.A.	1/23/14	(2,998)

14	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,403,091	SEK	41,930,858	Citibank N.A.	1/23/14	$(113,467)
USD	30,562,834	SEK	199,425,000	Credit Suisse International	1/23/14	(430,200)
USD	2,375,598	SEK	15,429,000	Goldman Sachs International	1/23/14	(22,254)
ZAR	275,695,000	USD	27,257,325	Deutsche Bank AG	1/23/14	(1,064,643)
Total						$3,552,549

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$10,993,798	—	$10,993,798
Austria	—	24,720,419	—	24,720,419
Belgium	—	36,758,351	—	36,758,351
Canada	$29,598,824	—	—	29,598,824
China	46,444,288	32,057,212	—	78,501,500
Finland	7,214,021	13,696,302	—	20,910,323
France	—	223,482,208	—	223,482,208
Germany	13,954,327	111,885,256	—	125,839,583
Hong Kong	15,711,532	22,517,308	—	38,228,840
India	17,580,640	—	—	17,580,640
Indonesia	—	16,671,459	—	16,671,459
Ireland	25,737,874	30,632,096	—	56,369,970
Italy	1,869,308	27,400,922	—	29,270,230
Japan	10,325,857	267,203,034	—	277,528,891
Malaysia	—	6,332,295	—	6,332,295
Netherlands	20,474,675	88,414,817	—	108,889,492
New Zealand	—	13,627,119	—	13,627,119
Nigeria	14,761,210	—	—	14,761,210
Norway	—	38,088,797	—	38,088,797
Russia	22,099,500	—	—	22,099,500
South Korea	—	23,350,947	—	23,350,947
Spain	9,401,942	61,837,689	—	71,239,631
Sweden	5,790,616	29,261,985	—	35,052,601
Switzerland	8,243,626	124,099,474	—	132,343,100

BLACKROCK FUNDS	DECEMBER 31, 2013	15

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Taiwan	$3,915,269	$12,692,358	—	$16,607,627
Thailand	12,353,907	—	—	12,353,907
United Kingdom	77,912,256	264,649,184	—	342,561,440
United States	14,377,152	14,287,887	—	28,665,039
Warrants	—	612,296	—	612,296
Short-Term Securities	5,280,218	49,170,972	—	54,451,190
Total	$363,047,042	$1,544,444,185	—	$1,907,491,227

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$493	$13,854,744	—	$13,855,237
Liabilities:
Foreign currency exchange contracts	—	(10,302,688)	—	(10,302,688)
Total	$493	$3,552,056	—	$3,552,549

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$23,831	—	—	$23,831
Foreign currency at value	15,208,504	—	—	15,208,504
Liabilities:
Collateral on securities loaned at value	—	$(49,170,972)	—	(49,170,972)
Total	$15,232,335	$(49,170,972)	—	$(33,938,637)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of December 31, 2013, securities with a value of $26,092,297 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of September 30, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period September 30, 2013 to December 31, 2013.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2013, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of December 31, 2013, securities with a value of $33,592,854 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period September 30, 2013 to December 31, 2013.

16	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.4%
Blue Label Telecoms Ltd.	911,500	$738,584
Communications Equipment — 1.2%
QUALCOMM, Inc.	31,485	2,337,761
Computers & Peripherals — 4.1%
Apple Inc.	14,437	8,100,745
Nimble Storage, Inc. (a)	3,000	135,900

		8,236,645
Diversified Telecommunication Services — 0.6%
8X8, Inc. (a)	113,800	1,156,208
Electronic Equipment, Instruments & Components — 0.7%
Fingerprint Cards AB, Class B (a)	70,900	602,287
Tong Hsing Electronic Industries Ltd.	152,000	705,109

		1,307,396
Information Technology — 2.0%
Xero Ltd. (Acquired 10/15/13, cost $2,411,080) (a)(b)	158,560	4,001,326
Internet & Catalog Retail — 9.5%
Amazon.com, Inc. (a)	16,750	6,679,733
Expedia, Inc.	22,400	1,560,384
priceline.com, Inc. (a)	4,690	5,451,656
Qunar Cayman Islands Ltd. — ADR (a)	46,100	1,223,033
RetailMeNot, Inc. (a)	19,100	549,889
Vipshop Holdings Ltd. — ADR (a)	39,300	3,288,624

		18,753,319
Internet Software & Services — 31.5%
21Vianet Group, Inc. — ADR (a)(c)	309,590	7,281,557
58.com, Inc. — ADR (a)	46,800	1,794,312
Autohome, Inc. — ADR (a)	5,400	197,586
ChannelAdvisor Corp. (a)	45,600	1,901,976
Cvent, Inc. (a)	26,965	981,256
DealerTrack Holdings, Inc. (a)(c)	26,600	1,278,928
Demandware, Inc. (a)	27,300	1,750,476
E2open, Inc. (a)	51,668	1,235,382
eBay, Inc. (a)	66,900	3,672,141
Facebook, Inc., Class A (a)	101,100	5,526,126
GMO internet, Inc.	83,900	1,104,819
Google, Inc., Class A (a)	8,283	9,282,841
NAVER Corp.	3,600	2,480,860
Qihoo 360 Technology Co. Ltd. — ADR (a)	18,300	1,501,515
SINA Corp. (a)	59,550	5,017,087
SPS Commerce, Inc. (a)	20,300	1,325,590
Tencent Holdings Ltd. (c)	48,200	3,086,124
Textura Corp. (a)(c)	7,495	224,400
TrustBuddy International AB	5,213,509	2,107,500
Twitter, Inc. (a)	23,100	1,470,315
Xoom Corp. (a)	39,000	1,067,430
Yahoo!, Inc. (a)	28,400	1,148,496
Yandex NV (a)	60,000	2,589,000
Yelp, Inc. (a)	20,300	1,399,685
YY, Inc. — ADR (a)(c)	59,400	2,986,632

		62,412,034
IT Services — 16.4%
Alliance Data Systems Corp. (a)(c)	23,900	6,284,027
EPAM Systems, Inc. (a)	37,250	1,301,515
Euronet Worldwide, Inc. (a)	88,475	4,233,529
Fidelity National Information Services, Inc.	40,238	2,159,976
GMO Payment Gateway, Inc.	44,400	1,766,339
Jack Henry & Associates, Inc.	40,531	2,399,840
Kginicis Co. Ltd.	82,200	1,296,066
Luxoft Holding, Inc. (a)	49,400	1,876,212
MasterCard, Inc., Class A	4,600	3,843,116

Common Stocks	Shares	Value
IT Services (concluded)
QIWI PLC — ADR	45,000	$2,520,000
Visa, Inc., Class A	21,300	4,743,084

		32,423,704
Machinery — 1.4%
Arcam AB (a)(c)	11,400	1,701,378
voxeljet AG — ADR (a)(c)	27,600	1,089,924

		2,791,302
Media — 0.4%
Imax Corp. (a)	29,200	860,816
Oil, Gas & Consumable Fuels — 0.4%
Solazyme, Inc. (a)(c)	69,300	754,677
Semiconductors & Semiconductor Equipment — 7.0%
Applied Materials, Inc.	71,700	1,268,373
ASML Holding NV	29,301	2,744,392
Avago Technologies Ltd.	35,999	1,903,987
Cavium, Inc. (a)	34,400	1,187,144
Epistar Corp.	1,631,000	3,146,563
Hermes Microvision, Inc. — GDR (a)(d)	25,206	809,365
NXP Semiconductor NV (a)	62,965	2,891,982

		13,951,806
Software — 21.5%
Adobe Systems, Inc. (a)	48,100	2,880,228
Autodesk, Inc. (a)	65,600	3,301,648
Concur Technologies, Inc. (a)	19,090	1,969,706
FireEye, Inc. (a)(c)	20,500	894,005
Guidewire Software, Inc. (a)	47,530	2,332,297
Monitise PLC (a)	1,603,200	1,785,252
NCSoft Corp.	3,200	755,086
NetSuite, Inc. (a)	14,000	1,442,280
Project Gorilla Series C (Acquired 12/19/13,cost $1,512,772) (a)(b)	60,303	1,512,772
Project Gorilla Series D (Acquired 12/19/13,cost $470,592) (a)(b)	18,759	470,592
Project Gorilla Series E (Acquired 12/19/13,cost $16,632) (a)(b)	663	16,632
Proofpoint, Inc. (a)(c)	82,010	2,720,272
Salesforce.com, Inc. (a)	110,000	6,070,900
Seamless Distribution AB (a)	134,744	1,032,810
ServiceNow, Inc. (a)	85,080	4,765,331
Splunk, Inc. (a)	34,200	2,348,514
Tableau Software, Inc., Class A (a)	21,150	1,457,869
UBISOFT Entertainment (a)	71,500	1,012,682
Ultimate Software Group, Inc. (a)	7,600	1,164,472
WANdisco PLC (a)	149,300	3,040,985
Workday, Inc., Class A (a)	18,800	1,563,408

		42,537,741
Wireless Telecommunication Services — 1.4%
RingCentral, Inc., Class A (a)	65,900	1,210,583
SoftBank Corp.	18,200	1,597,064

		2,807,647
Total Long-Term Investments (Cost — $129,292,970) — 98.5%		195,070,966

BLACKROCK FUNDS	DECEMBER 31, 2013	17

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	5,041,928	$5,041,928

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (e)(f)(g)	$17,183	17,182,534
Total Short-Term Securities (Cost — $22,224,462) — 11.2%		22,224,462
Total Investments (Cost — $151,517,432*) — 109.7%		217,295,428
Liabilities in Excess of Other Assets — (9.7)%		(19,169,888)

Net Assets — 100.0%		$198,125,540

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$151,897,125

Gross unrealized appreciation	$65,945,249
Gross unrealized depreciation	(546,946)

Net unrealized appreciation	$65,398,303

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held 3.0% of its net assets, with a current value of $6,001,322 and an original cost of $4,411,076, in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,949,728	3,092,200	5,041,928	$590
BlackRock Liquidity Series, LLC, Money Market Series	$13,648,085	$3,534,449	$17,182,534	$34,960

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	4,206,863	USD	647,838	Deutsche Bank AG	1/02/14	$6,230
SEK	314,000	USD	48,809	BNP Paribas S.A.	1/03/14	11
EUR	1,910,599	USD	2,561,595	Deutsche Bank AG	1/23/14	66,784
JPY	321,392,274	USD	3,265,405	Deutsche Bank AG	1/23/14	(213,195)
SEK	12,092,163	USD	1,850,380	Deutsche Bank AG	1/23/14	28,887
USD	2,614,261	EUR	1,911,000	BNP Paribas S.A.	1/23/14	(14,669)
USD	970,674	EUR	706,000	Deutsche Bank AG	1/23/14	(559)
USD	3,290,371	GBP	2,039,000	BNP Paribas S.A.	1/23/14	(85,593)

18	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,262,362	HKD	9,787,000	Deutsche Bank AG	1/23/14	$199
USD	575,874	HKD	4,465,000	Royal Bank of Scotland PLC	1/23/14	53
USD	3,289,594	JPY	321,393,000	Royal Bank of Scotland PLC	1/23/14	237,376
USD	2,391,497	NZD	2,875,000	Citibank N.A.	1/23/14	31,164
USD	2,346,526	NZD	2,830,000	Deutsche Bank AG	1/23/14	23,137
USD	104,352	SEK	685,000	Bank of America N.A.	1/23/14	(2,106)
USD	111,165	SEK	710,000	BNP Paribas S.A.	1/23/14	822
USD	195,979	SEK	1,295,000	BNP Paribas S.A.	1/23/14	(5,279)
USD	11,779	SEK	74,780	Citibank N.A.	1/23/14	157
USD	22,946	SEK	145,719	Citibank N.A.	1/23/14	300
USD	63,403	SEK	404,834	Citibank N.A.	1/23/14	487
USD	163,534	SEK	1,056,893	Citibank N.A.	1/23/14	(720)
USD	1,235,080	SEK	8,059,000	Credit Suisse International	1/23/14	(17,385)
USD	647,593	SEK	4,206,863	Deutsche Bank AG	1/23/14	(6,204)
USD	86,397	SEK	564,000	Goldman Sachs Bank USA	1/23/14	(1,255)
USD	165,825	SEK	1,077,000	Goldman Sachs Bank USA	1/23/14	(1,553)
USD	105,702	SEK	704,000	Goldman Sachs International	1/23/14	(3,708)
USD	649,856	SEK	4,246,942	The Bank of New York Mellon	1/23/14	(10,170)
USD	864,245	ZAR	8,659,000	UBS AG	1/23/14	41,588
Total						$74,799

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2013	19

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies	$738,584	—	—	$738,584
Communications Equipment	2,337,761	—	—	2,337,761
Computers & Peripherals	8,236,645	—	—	8,236,645
Diversified Telecommunication Services	1,156,208	—	—	1,156,208
Electronic Equipment, Instruments & Components	—	$1,307,396	—	1,307,396
Information Technology	—	4,001,326	—	4,001,326
Internet & Catalog Retail	18,753,319	—	—	18,753,319
Internet Software & Services	55,740,231	6,671,803	—	62,412,034
IT Services	29,361,299	3,062,405	—	32,423,704
Machinery	1,089,924	1,701,378	—	2,791,302
Media	860,816	—	—	860,816
Oil, Gas & Consumable Fuels	754,677	—	—	754,677
Semiconductors & Semiconductor Equipment	8,060,851	5,890,955	—	13,951,806
Software	36,984,725	3,553,020	$1,999,996	42,537,741
Wireless Telecommunication Services	1,210,583	1,597,064	—	2,807,647
Short-Term Securities	5,041,928	17,182,534	—	22,224,462
Total	$170,327,551	$44,967,881	$1,999,996	$217,295,428

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$6,241	$430,954	—	$437,195
Liabilities:
Foreign currency exchange contracts	—	(362,396)	—	(362,396)
Total	$6,241	$68,558	—	$74,799

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,415	—	—	$9,415
Foreign currency at value	16,120	—	—	16,120
Liabilities:
Collateral on securities loaned at value	—	$(17,182,534)	—	(17,182,534)
Total	$25,535	$(17,182,534)	—	$(17,156,999)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

20	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets:
Opening Balance, as of September 30, 2013	—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	—
Purchases	$1,999,996
Sales	—
Closing Balance, as of December 31, 2013	$1,999,996

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of December 31, 2013. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$1,999,996	Cost[1]	N/A	—

[1]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK FUNDS	DECEMBER 31, 2013	21

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
Triumph Group, Inc.	299,590	$22,789,811
Airlines — 0.8%
American Airlines Group, Inc. (a)(b)	483,350	12,204,587
Auto Components — 1.7%
Lear Corp.	140,660	11,389,240
TRW Automotive Holdings Corp. (a)	222,700	16,566,653

		27,955,893
Automobiles — 0.4%
Tesla Motors, Inc. (a)(b)	43,460	6,535,515
Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc. (a)	51,700	6,879,202
BioMarin Pharmaceutical, Inc. (a)	80,300	5,642,681
Incyte Corp. Ltd. (a)	193,900	9,817,157
Karyopharm Therapeutics, Inc. (a)	15,400	352,968
Regeneron Pharmaceuticals, Inc. (a)	26,060	7,172,754
Seattle Genetics, Inc. (a)	289,068	11,530,923
Vertex Pharmaceuticals, Inc. (a)	139,100	10,335,130

		51,730,815
Capital Markets — 3.2%
Invesco Ltd.	467,870	17,030,468
Virtus Investment Partners, Inc. (a)	38,600	7,721,930
WisdomTree Investments, Inc. (a)	1,459,290	25,844,026

		50,596,424
Chemicals — 3.5%
Axiall Corp.	414,340	19,656,290
Cytec Industries, Inc.	114,090	10,628,624
Eastman Chemical Co.	209,000	16,866,300
The Valspar Corp.	135,540	9,662,647

		56,813,861
Commercial Banks — 4.1%
BankUnited, Inc.	663,680	21,848,346
Regions Financial Corp.	1,613,580	15,958,306
SunTrust Banks, Inc.	368,830	13,576,632
Western Alliance Bancorp (a)	606,586	14,473,142

		65,856,426
Computers & Peripherals — 0.1%
Nimble Storage, Inc. (a)	26,500	1,200,450
Consumer Finance — 0.2%
Regional Management Corp. (a)	82,266	2,791,285
Containers & Packaging — 2.4%
Crown Holdings, Inc. (a)	436,650	19,461,491
Owens-Illinois, Inc. (a)	510,570	18,268,195

		37,729,686
Electric Utilities — 0.5%
Xcel Energy, Inc.	315,430	8,813,114
Electrical Equipment — 3.4%
Acuity Brands, Inc.	294,870	32,235,188
Roper Industries, Inc.	163,120	22,621,482

		54,856,670
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	93,680	8,354,382
Energy Equipment & Services — 2.4%
Bristow Group, Inc.	112,900	8,474,274
Geospace Technologies Corp. (a)(b)	155,130	14,710,978
Rowan Cos. PLC, Class A (a)	430,640	15,227,430

		38,412,682

Common Stocks	Shares	Value
Food & Staples Retailing — 0.6%
Whole Foods Market, Inc.	164,800	$9,530,384
Food Products — 2.7%
Annie’s, Inc. (a)(b)	184,070	7,922,373
The Hain Celestial Group, Inc. (a)(b)	162,301	14,733,685
Hormel Foods Corp.	234,400	10,587,848
TreeHouse Foods, Inc. (a)(b)	139,617	9,622,404

		42,866,310
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. (a)	701,570	8,432,871
C.R. Bard, Inc.	60,400	8,089,976
CareFusion Corp. (a)	190,310	7,578,144
The Cooper Cos., Inc.	87,470	10,832,285
Edwards Lifesciences Corp. (a)	126,900	8,344,944

		43,278,220
Health Care Providers & Services — 1.6%
HCA Holdings, Inc. (a)	325,660	15,537,239
Universal Health Services, Inc., Class B	130,090	10,571,113

		26,108,352
Hotels, Restaurants & Leisure — 0.6%
Diamond Resorts International, Inc. (a)	518,200	9,565,972
Household Durables — 3.1%
Jarden Corp. (a)	379,780	23,299,503
PulteGroup, Inc.	637,820	12,992,393
Toll Brothers, Inc. (a)(b)	293,555	10,861,535
William Lyon Homes, Class A (a)(b)	128,200	2,838,348

		49,991,779
Household Products — 0.6%
Spectrum Brands Holdings, Inc.	128,190	9,043,805
Insurance — 5.1%
AON PLC (a)	146,140	12,259,685
Brown & Brown, Inc.	440,080	13,814,111
Fidelity National Financial, Inc., Class A	689,050	22,359,673
Genworth Financial, Inc., Class A (a)	1,346,800	20,915,804
Reinsurance Group of America, Inc.	158,220	12,247,810

		81,597,083
Internet & Catalog Retail — 1.5%
Expedia, Inc.	174,020	12,122,233
Liberty Interactive Corp., Class A (a)	411,200	12,068,720

		24,190,953
Internet Software & Services — 0.8%
ChannelAdvisor Corp. (a)	273,766	11,418,780
Textura Corp. (a)(b)	73,388	2,197,237

		13,616,017
IT Services — 3.3%
Alliance Data Systems Corp. (a)(b)	89,660	23,574,304
Euronet Worldwide, Inc. (a)	271,473	12,989,983
Fidelity National Information Services, Inc.	294,320	15,799,098

		52,363,385
Life Sciences Tools & Services — 1.9%
Illumina, Inc. (a)(b)	108,730	12,027,713
Thermo Fisher Scientific, Inc.	169,940	18,922,819

		30,950,532
Machinery — 4.6%
Actuant Corp., Class A	298,230	10,927,147
Crane Co.	192,700	12,959,075
Flowserve Corp.	219,700	17,318,951

22	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Snap-On, Inc.	159,270	$17,443,250
Stanley Black & Decker, Inc.	189,400	15,282,686

		73,931,109
Marine — 0.4%
Diana Shipping, Inc. (a)	459,800	6,110,742
Media — 5.2%
AMC Networks, Inc., Class A (a)	162,000	11,033,820
The E.W. Scripps Co., Class A (a)	194,200	4,218,024
The Interpublic Group of Cos., Inc.	921,290	16,306,833
Liberty Global PLC, Class A (a)	178,370	15,873,146
LIN Media LLC, Class A (a)	147,100	4,223,241
The Madison Square Garden Co., Class A (a)	179,000	10,306,820
Nexstar Broadcasting Group, Inc., Class A	74,800	4,168,604
SFX Entertainment, Inc. (a)(b)	300,000	3,600,000
Sirius XM Holdings, Inc. (a)	2,843,800	9,924,862
Tribune Co. (a)	51,000	3,947,400

		83,602,750
Metals & Mining — 0.4%
Constellium NV	302,700	7,043,829
Multiline Retail — 0.6%
Nordstrom, Inc.	147,800	9,134,040
Multi-Utilities — 0.6%
Sempra Energy	112,570	10,104,283
Oil, Gas & Consumable Fuels — 5.1%
Cabot Oil & Gas Corp.	528,000	20,465,280
Concho Resources, Inc. (a)	165,980	17,925,840
Kosmos Energy Ltd. (a)	730,910	8,171,574
Navigator Holdings Ltd. (a)	215,500	5,805,570
Oasis Petroleum, Inc. (a)	316,460	14,864,126
Pioneer Natural Resources Co.	75,770	13,946,984

		81,179,374
Paper & Forest Products — 0.8%
International Paper Co.	258,660	12,682,100
Pharmaceuticals — 2.5%
Mallinckrodt PLC (a)	183,100	9,568,806
Mylan, Inc. (a)	365,200	15,849,680
Perrigo Co. PLC	100,500	15,422,730

		40,841,216
Professional Services — 1.4%
Equifax, Inc.	330,560	22,838,390
Real Estate Investment Trusts (REITs) — 3.7%
Hospitality Properties Trust	492,540	13,313,356
Host Hotels & Resorts, Inc.	824,200	16,022,448
RLJ Lodging Trust	600,350	14,600,512
Weyerhaeuser Co.	465,213	14,686,774

		58,623,090
Real Estate Management & Development — 2.7%
CBRE Group, Inc., Class A (a)	607,643	15,981,011
Kennedy-Wilson Holdings, Inc.	1,209,200	26,904,700

		42,885,711
Road & Rail — 1.1%
Hertz Global Holdings, Inc. (a)	629,046	18,003,297
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc. (a)	288,644	6,598,402
Applied Materials, Inc.	460,500	8,146,245
Avago Technologies Ltd.	208,318	11,017,939
NXP Semiconductor NV (a)	232,490	10,678,266
SunPower Corp. (a)(b)	158,400	4,721,904

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Veeco Instruments, Inc. (a)	380,100	$12,509,091

		53,671,847
Software — 4.5%
Autodesk, Inc. (a)	358,900	18,063,437
FireEye, Inc. (a)(b)	94,100	4,103,701
Project Gorilla Series C (Acquired 12/19/13, cost $7,974,602) (a)(c)	317,888	7,974,602
Project Gorilla Series D (Acquired 12/19/13, cost $2,480,799) (a)(c)	98,891	2,480,799
Project Gorilla Series E (Acquired 12/19/13, cost $87,676) (a)(c)	3,495	87,676
ServiceNow, Inc. (a)	287,300	16,091,673
Splunk, Inc. (a)	248,890	17,091,276
Tableau Software, Inc., Class A (a)	97,500	6,720,675

		72,613,839
Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A	206,850	6,807,434
Dick’s Sporting Goods, Inc.	145,300	8,441,930
Genesco, Inc. (a)	153,390	11,206,673
GNC Holdings, Inc., Class A	222,300	12,993,435
L Brands, Inc.	142,400	8,807,440
Urban Outfitters, Inc. (a)	202,200	7,501,620

		55,758,532
Textiles, Apparel & Luxury Goods — 2.8%
PVH Corp.	137,530	18,706,831
Ralph Lauren Corp.	61,900	10,929,683
Sequential Brands Group, Inc. (Acquired 7/26/13, cost $13,750,000) (a)(c)	2,500,000	13,500,000
Vince Holding Corp. (a)	82,200	2,521,074

		45,657,588
Thrifts & Mortgage Finance — 0.4% Essent Group Ltd. (a)	236,400	5,687,784
Trading Companies & Distributors — 1.3% United Rentals, Inc. (a)(b)	266,937	20,807,739
Wireless Telecommunication Services — 2.3% RingCentral, Inc., Class A (a)	139,300	2,558,941
SBA Communications Corp., Class A (a)	297,830	26,757,047
Telephone & Data Systems, Inc.	274,300	7,071,454

		36,387,442
Total Long-Term Investments (Cost — $1,132,100,972) — 99.5%		1,597,309,095

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	10,974,431	10,974,431

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	$86,231	86,230,583
Total Short-Term Securities (Cost — $97,205,014) — 6.1%		97,205,014
Total Investments (Cost — $1,229,305,986*) — 105.6%		1,694,514,109
Liabilities in Excess of Other Assets — (5.6)%		(89,962,061)

Net Assets — 100.0%		$1,604,552,048

BLACKROCK FUNDS	DECEMBER 31, 2013	23

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,232,846,191

Gross unrealized appreciation	$472,363,958
Gross unrealized depreciation	(10,696,040)

Net unrealized appreciation	$461,667,918

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held 1.5% of its net assets, with a current value of $24,043,077 and an original cost of $24,293,077, in these securities.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	47,610,474	(36,636,043)	10,974,431	$2,229
BlackRock Liquidity Series, LLC, Money Market Series	$185,313,336	$(99,082,753)	$86,230,583	$155,976

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

24	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$22,789,811	—	—	$22,789,811
Airlines	12,204,587	—	—	12,204,587
Auto Components	27,955,893	—	—	27,955,893
Automobiles	6,535,515	—	—	6,535,515
Biotechnology	51,730,815	—	—	51,730,815
Capital Markets	50,596,424	—	—	50,596,424
Chemicals	56,813,861	—	—	56,813,861
Commercial Banks	65,856,426	—	—	65,856,426
Computers & Peripherals	1,200,450	—	—	1,200,450
Consumer Finance	2,791,285	—	—	2,791,285
Containers & Packaging	37,729,686	—	—	37,729,686
Electric Utilities	8,813,114	—	—	8,813,114
Electrical Equipment	54,856,670	—	—	54,856,670
Electronic Equipment, Instruments & Components	8,354,382	—	—	8,354,382
Energy Equipment & Services	38,412,682	—	—	38,412,682
Food & Staples Retailing	9,530,384	—	—	9,530,384
Food Products	42,866,310	—	—	42,866,310
Health Care Equipment & Supplies	43,278,220	—	—	43,278,220
Health Care Providers & Services	26,108,352	—	—	26,108,352
Hotels, Restaurants & Leisure	9,565,972	—	—	9,565,972
Household Durables	49,991,779	—	—	49,991,779
Household Products	9,043,805	—	—	9,043,805
Insurance	81,597,083	—	—	81,597,083
Internet & Catalog Retail	24,190,953	—	—	24,190,953
Internet Software & Services	13,616,017	—	—	13,616,017
IT Services	52,363,385	—	—	52,363,385
Life Sciences Tools & Services	30,950,532	—	—	30,950,532
Machinery	73,931,109	—	—	73,931,109
Marine	6,110,742	—	—	6,110,742
Media	83,602,750	—	—	83,602,750
Metals & Mining	7,043,829	—	—	7,043,829
Multiline Retail	9,134,040	—	—	9,134,040
Multi-Utilities	10,104,283	—	—	10,104,283
Oil, Gas & Consumable Fuels	81,179,374	—	—	81,179,374
Paper & Forest Products	12,682,100	—	—	12,682,100
Pharmaceuticals	40,841,216	—	—	40,841,216
Professional Services	22,838,390	—	—	22,838,390
Real Estate Investment Trusts (REITs)	58,623,090	—	—	58,623,090
Real Estate Management & Development	42,885,711	—	—	42,885,711
Road & Rail	18,003,297	—	—	18,003,297
Semiconductors & Semiconductor Equipment	53,671,847	—	—	53,671,847
Software	62,070,762	—	$10,543,077	72,613,839
Specialty Retail	55,758,532	—	—	55,758,532
Textiles, Apparel & Luxury Goods	32,157,588	—	13,500,000	45,657,588
Thrifts & Mortgage Finance	5,687,784	—	—	5,687,784
Trading Companies & Distributors	20,807,739	—	—	20,807,739
Wireless Telecommunication Services	36,387,442	—	—	36,387,442
Short-Term Securities	10,974,431	$86,230,583	—	97,205,014
Total	$1,584,240,449	$86,230,583	$24,043,077	$1,694,514,109

BLACKROCK FUNDS	DECEMBER 31, 2013	25

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$269,676	—	—	$269,676
Liabilities:
Collateral on securities loaned at value	—	$(86,230,583)	—	(86,230,583)
Total	$269,676	$(86,230,583)	—	$(85,960,907)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets:
Opening Balance, as of September 30, 2013	$13,062,500
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	437,500
Purchases	10,543,077
Sales	—
Closing Balance, as of December 31, 2013	$24,043,077

[1]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $437,500.

26	BLACKROCK FUNDS	DECEMBER 31, 2013

Consolidated Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 8.9%
Air Canada, Class B (a)	351,300	$2,450,584
Japan Airlines Co. Ltd.	941,300	46,435,541
United Continental Holdings, Inc. (a)	94,400	3,571,152
Westjet Airlines Ltd.	401,400	10,523,879

		62,981,156
Automobiles — 5.8%
Bayerische Motoren Werke AG	126,900	14,902,266
General Motors Co. (a)	636,300	26,005,581

		40,907,847
Building Products — 2.3%
Owens Corning (a)	394,000	16,043,680
Capital Markets — 0.0%
Freedom Pay, Inc. (a)	43,051	—
Chemicals — 2.0%
CF Industries Holdings, Inc.	61,900	14,425,176
Consumer Finance — 1.0%
Discover Financial Services	124,600	6,971,370
Diversified Consumer Services — 3.2%
Houghton Mifflin Harcourt Co. (a)	1,332,767	22,603,728
Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B (a)	155,800	18,471,648
Citigroup, Inc.	37,700	1,964,547

		20,436,195
Energy Equipment & Services — 2.4%
Noble Corp. PLC	393,100	14,729,457
Pacific Drilling SA (a)	199,200	2,282,832

		17,012,289
Food & Staples Retailing — 3.6%
Metro AG	520,604	25,238,901
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc.	53,800	3,741,790
Health Care Providers & Services — 4.3%
UnitedHealth Group, Inc.	404,500	30,458,850
Insurance — 10.0%
American International Group, Inc.	867,200	44,270,560
Fidelity National Financial, Inc., Class A	808,500	26,235,825

		70,506,385
Internet & Catalog Retail — 2.9%
Expedia, Inc.	297,000	20,689,020
Internet Software & Services — 7.7%
eBay, Inc. (a)	234,800	12,888,172
Google, Inc., Class A (a)	37,300	41,802,483

		54,690,655
IT Services — 4.1%
Visa, Inc., Class A	130,300	29,015,204
Media — 7.9%
AMC Entertainment Holdings, Inc., Class A (a)	90,200	1,853,610
Comcast Corp., Class A	215,100	11,177,671
Liberty Global PLC, Class A (a)	144,700	12,876,853
Nexstar Broadcasting Group, Inc., Class A	166,500	9,279,045

Common Stocks	Shares	Value
Media (concluded)
Sinclair Broadcast Group, Inc., Class A	575,100	$20,548,323

		55,735,502
Oil, Gas & Consumable Fuels — 8.8%
EQT Corp.	208,170	18,689,503
HollyFrontier Corp.	147,640	7,336,232
Marathon Petroleum Corp.	159,100	14,594,243
PBF Energy, Inc., Class A	99,297	3,123,884
Suncor Energy, Inc.	520,500	18,243,525

		61,987,387
Pharmaceuticals — 1.0%
Pfizer, Inc.	244,800	7,498,224
Semiconductors & Semiconductor Equipment — 3.5%
Micron Technology, Inc. (a)	606,900	13,206,144
Samsung Electronics Co. Ltd., Preference Shares	8,400	8,078,352
SK Hynix, Inc. (a)	99,600	3,483,765

		24,768,261
Software — 3.3%
Activision Blizzard, Inc.	1,311,800	23,389,394
Wireless Telecommunication Services — 4.4%
Vodafone Group PLC — ADR	786,700	30,925,177
Total Common Stocks — 90.5%		640,026,191

Investment Companies — 4.4%
SPDR Gold Trust (a)	271,600	31,551,772

Participation Notes (a)
Semiconductors & Semiconductor Equipment — 2.2%
Merrill Lynch International (Samsung Electronics Co. Ltd.), due 9/09/14	12,000	15,605,640
Total Long-Term Investments (Cost — $553,572,072) — 97.1%		687,183,603

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	10,164,419	10,164,419
Total Short-Term Securities (Cost — $10,164,419) — 1.4%		10,164,419

Options Purchased
(Cost — $4,201,690) — 0.1%		344,598
Total Investments (Cost — $567,938,181*) — 98.6%		$697,692,620
Other Assets Less Liabilities — 1.4%		9,817,220

Net Assets — 100.0%		$707,509,840

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts CAD Canadian Dollar EUR Euro	JPY Japanese Yen LIBOR London Interbank Offered Rate USD US Dollar

BLACKROCK FUNDS	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

Notes to Consolidated Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$570,326,016

Gross unrealized appreciation	$135,798,654
Gross unrealized depreciation	(8,432,050)

Net unrealized appreciation	$127,366,604

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Shares Sold		Shares Held at December 31, 2013	Value at December 31, 2013	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	25,752,136	15,587,717	[1]	10,164,419	$10,164,419	$3,602	—
iShares Silver Trust	783,500	783,500		—	—	—	$(1,777,073)

[1]	Represents net shares sold.

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
224	E-Mini Russell 2000 Futures	Intercontinental Exchange	March 2014	USD	26,015,360	$(660,998)

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,381	CAD	36,839	The Bank of New York Mellon	1/02/14	—
CAD	1,381,367	USD	1,305,711	Barclays Bank PLC	1/23/14	$(6,050)
EUR	3,690,786	USD	4,929,107	Citibank N.A.	1/23/14	148,245
JPY	159,086,255	USD	1,591,343	UBS AG	1/23/14	(80,527)
USD	11,944,258	CAD	12,428,000	Bank of America N.A.	1/23/14	251,349
USD	39,627,059	EUR	28,967,000	BNP Paribas S.A.	1/23/14	(222,359)
USD	55,923,629	JPY	5,463,733,000	Royal Bank of Scotland PLC	1/23/14	4,035,437
Total						$4,126,095

•	Exchange-traded options purchased as of December 31, 2013 were as follows:

Description	Put	Strike Price		Expiration Date	Contracts	Market Value
3D Systems Corp.	Put	USD	60.00	1/18/14	196	$1,470
Alexion Pharmaceuticals, Inc.	Put	USD	100.00	1/18/14	320	14,400
Alnylam Pharmaceuticals, Inc.	Put	USD	50.00	1/18/14	207	5,175
Bank of Montreal	Put	CAD	66.00	1/18/14	585	4,956
The Bank of Nova Scotia	Put	CAD	60.00	1/18/14	1,226	8,656
BioMarin Pharmaceuticals, Inc.	Put	USD	55.00	1/18/14	880	4,400
Canadian Imperial Bank of Commerce	Put	CAD	84.00	1/18/14	864	5,287
DexCom, Inc.	Put	USD	30.00	1/18/14	391	7,820
FireEye, Inc.	Put	USD	30.00	1/18/14	207	1,035
Incyte Corp.	Put	USD	40.00	1/18/14	320	9,600
ISIS Pharmaceuticals, Inc.	Put	USD	27.00	1/18/14	503	5,030
LinkedIn Corp.	Put	USD	175.00	1/18/14	235	6,698
National Bank of Canada	Put	CAD	80.00	1/18/14	908	7,266

BLACKROCK FUNDS	DECEMBER 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

•	Exchange-traded options purchased as of December 31, 2013 were as follows: (concluded)

Description	Put	Strike Price		Expiration Date	Contracts	Market Value
NetSuite, Inc.	Put	USD	75.00	1/18/14	704	$7,040
Opko Health, Inc.	Put	USD	8.00	1/18/14	704	22,880
Royal Bank of Canada	Put	CAD	64.00	1/18/14	1,064	6,511
Seattle Genetics, Inc.	Put	USD	35.00	1/18/14	293	11,720
SolarCity Corp.	Put	USD	37.50	1/18/14	235	1,175
Tableau Software, Inc.	Put	USD	50.00	1/18/14	702	14,040
Tesla Motors, Inc.	Put	USD	95.00	1/18/14	110	550
Toronto-Dominion Bank	Put	CAD	86.00	1/18/14	854	6,834
Twitter, Inc.	Put	USD	33.00	1/18/14	587	2,935
Workday, Inc.	Put	USD	60.00	1/18/14	503	10,060
Celldex Therapeutics, Inc.	Put	USD	22.00	2/22/14	235	31,725
Facebook, Inc.	Put	USD	38.00	2/22/14	320	5,920
Medivation, Inc.	Put	USD	50.00	2/22/14	153	19,125
NPS Pharmaceuticals, Inc.	Put	USD	19.00	2/22/14	352	6,160
Pharmacyclics, Inc.	Put	USD	100.00	2/22/14	84	63,840
ServiceNow, Inc.	Put	USD	40.00	2/22/14	440	14,300
Splunk, Inc.	Put	USD	60.00	2/22/14	235	23,500
Yelp, Inc.	Put	USD	50.00	2/22/14	126	14,490
Total						$344,598

•	OTC total return swaps outstanding as of December 31, 2013 were as follows:

Reference Entity	Fixed Rate /Floating Rate	Counterparty	Expiration Date	Contracts		Market Value	Premiums Paid (Received)	Unrealized Depreciation
Samsung Electronics Co. Ltd.	1-month LIBOR plus 0.50%[1]	Citibank N.A.	9/05/14	USD	6,000	$(189,939)	—	$(189,939)
Samsung Electronics Co. Ltd.	1-month LIBOR plus 0.50%[1]	Citibank N.A.	9/11/14	USD	4,500	(142,454)	—	(142,454)
Samsung Electronics Co. Ltd.	1-month LIBOR plus 0.50%[1]	Citibank N.A.	9/11/14	USD	4,200	(132,957)	—	(132,957)
Total						$(465,350)	—	$(465,350)

1	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the most recent financial statements as contained in the Fund’s annual report.

2	BLACKROCK FUNDS	DECEMBER 31, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$16,545,615	$46,435,541	—	$62,981,156
Automobiles	26,005,581	14,902,266	—	40,907,847
Building Products	16,043,680	—	—	16,043,680
Chemicals	14,425,176	—	—	14,425,176
Consumer Finance	6,971,370	—	—	6,971,370
Diversified Consumer Services	22,603,728	—	—	22,603,728
Diversified Financial Services	20,436,195	—	—	20,436,195
Energy Equipment & Services	17,012,289	—	—	17,012,289
Food & Staples Retailing	—	25,238,901	—	25,238,901
Health Care Equipment & Supplies	3,741,790	—	—	3,741,790
Health Care Providers & Services	30,458,850	—	—	30,458,850
Insurance	70,506,385	—	—	70,506,385
Internet & Catalog Retail	20,689,020	—	—	20,689,020
Internet Software & Services	54,690,655	—	—	54,690,655
IT Services	29,015,204	—	—	29,015,204
Media	55,735,502	—	—	55,735,502
Oil, Gas & Consumable Fuels	61,987,387	—	—	61,987,387
Pharmaceuticals	7,498,224	—	—	7,498,224
Semiconductors & Semiconductor Equipment	13,206,144	11,562,117	—	24,768,261
Software	23,389,394	—	—	23,389,394
Wireless Telecommunication Services	30,925,177	—	—	30,925,177
Investment Companies	31,551,772	—	—	31,551,772
Participation Notes:
Semiconductors & Semiconductor Equipment	—	15,605,640	—	15,605,640
Short-Term Securities	10,164,419	—	—	10,164,419
Options Purchased:
Equity Contracts	344,598	—	—	344,598
Total	$583,948,155	$113,744,465	—	$697,692,620

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$4,435,031	—	$4,435,031
Liabilities:
Equity contracts	$(660,998)	(465,350)	—	(1,126,348)
Foreign currency exchange contracts	—	(308,936)	—	(308,936)
Total	$(660,998)	$3,660,745	—	$2,999,747

[1]     Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,128	—	—	$9,128
Cash pledged for financial futures contracts	1,068,000	—	—	1,068,000
Foreign currency at value	6,404,197	—	—	6,404,197
Total	$7,481,325	—	—	$7,481,325

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS	DECEMBER 31, 2013	3

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 2.0%
Spirit Airlines, Inc. (a)	163,961	$7,445,469
Biotechnology — 1.9%
United Therapeutics Corp. (a)	63,617	7,193,810
Capital Markets — 0.8%
Affiliated Managers Group, Inc. (a)	13,500	2,927,880
Commercial Banks — 1.4%
First Republic Bank	46,543	2,436,526
SVB Financial Group (a)	26,100	2,736,846

		5,173,372
Commercial Services & Supplies — 4.0%
KAR Auction Services, Inc.	228,587	6,754,746
Waste Connections, Inc.	191,643	8,361,384

		15,116,130
Construction & Engineering — 0.5%
Louis XIII Holdings Ltd. (b)	1,988,500	2,002,784
Diversified Financial Services — 2.1%
Moody’s Corp.	98,920	7,762,252
Electrical Equipment — 5.0%
Acuity Brands, Inc.	31,000	3,388,920
AMETEK, Inc.	168,597	8,880,004
SolarCity Corp. (a)	118,218	6,717,147

		18,986,071
Energy Equipment & Services — 2.8%
Core Laboratories NV	33,631	6,421,839
Oceaneering International, Inc.	54,025	4,261,492

		10,683,331
Health Care Equipment & Supplies — 3.7%
The Cooper Cos., Inc.	51,792	6,413,921
Intuitive Surgical, Inc. (a)	19,669	7,554,470

		13,968,391
Health Care Technology — 1.9%
Athenahealth, Inc. (a)(b)	52,890	7,113,705
Hotels, Restaurants & Leisure — 5.0%
Panera Bread Co. — Class A (a)	28,267	4,994,496
Vail Resorts, Inc.	60,300	4,536,369
Wynn Resorts Ltd.	48,273	9,375,099

		18,905,964
Household Durables — 3.6%
Jarden Corp. (a)	218,903	13,429,699
Internet & Catalog Retail — 7.8%
ASOS PLC (a)	37,399	3,810,533
Expedia, Inc.	43,517	3,031,394
Liberty Ventures, Series A (a)	119,433	14,641,291
Qunar Cayman Islands Ltd. — ADR (a)	144,983	3,846,399
Vipshop Holdings Ltd. — ADR (a)	49,391	4,133,039

		29,462,656
Internet Software & Services — 12.9%
AOL, Inc. (a)	80,838	3,768,668
CoStar Group, Inc. (a)	26,063	4,810,709
LinkedIn Corp., Class A (a)	23,023	4,992,077
SINA Corp. (a)	91,779	7,732,381
Yandex NV (a)	244,000	10,528,600
Yelp, Inc. (a)	160,352	11,056,270
Youku Tudou, Inc. — ADR (a)	186,803	5,660,131

		48,548,836

Common Stocks	Shares	Value
IT Services — 4.5%
Alliance Data Systems Corp. (a)(b)	29,282	$7,699,116
QIWI PLC — ADR	43,248	2,421,888
WEX, Inc. (a)	68,747	6,808,015

		16,929,019
Life Sciences Tools & Services — 0.8%
Illumina, Inc. (a)(b)	25,760	2,849,571
Machinery — 2.8%
Colfax Corp. (a)	116,103	7,394,600
Pentair Ltd.	42,487	3,299,965

		10,694,565
Marine — 0.9%
Kirby Corp. (a)	32,500	3,225,625
Media — 9.1%
Aimia, Inc.	334,357	6,141,026
DISH Network Corp., Class A (a)	36,286	2,101,685
Liberty Media Corp., Class A (a)	42,759	6,262,056
Lions Gate Entertainment Corp.	201,475	6,378,699
The Madison Square Garden Co., Class A (a)	103,559	5,962,927
Schibsted ASA — ADR (a)	55,113	3,644,617
Starz, Class A (a)	130,230	3,807,925

		34,298,935
Oil, Gas & Consumable Fuels — 1.0%
Laredo Petroleum Holdings, Inc. (a)	142,259	3,939,152
Pharmaceuticals — 3.0%
Alexza Pharmaceuticals, Inc. (a)	81,252	—
Jazz Pharmaceuticals PLC (a)	40,391	5,111,885
Zoetis, Inc.	183,555	6,000,413

		11,112,298
Professional Services — 1.3%
Towers Watson & Co., Class A	38,869	4,960,073
Road & Rail — 2.8%
Genesee & Wyoming, Inc., Class A (a)	73,418	7,051,799
JB Hunt Transport Services, Inc.	46,339	3,582,005

		10,633,804
Software — 10.3%
Autodesk, Inc. (a)	179,496	9,034,034
Guidewire Software, Inc. (a)(b)	166,047	8,147,926
Qlik Technologies, Inc. (a)	270,584	7,205,652
ServiceNow, Inc. (a)	129,430	7,249,374
Splunk, Inc. (a)	104,865	7,201,080

		38,838,066
Specialty Retail — 5.6%
CarMax, Inc. (a)	121,262	5,701,739
Lumber Liquidators Holdings, Inc. (a)(b)	80,413	8,273,694
Tractor Supply Co.	92,428	7,170,564

		21,145,997
Textiles, Apparel & Luxury Goods — 1.9%
Under Armour, Inc., Class A (a)(b)	81,116	7,081,427
Wireless Telecommunication Services — 0.7%
SBA Communications Corp., Class A (a)	30,913	2,777,224
Total Long-Term Investments (Cost — $292,278,283) — 100.1%		377,206,106

4	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	1,607	$1,607

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$25,073	25,073,271
Total Short-Term Securities (Cost — $25,074,878) — 6.7%		25,074,878

Value
Total Investments (Cost — $ 317,353,161*) — 106.8%	$402,280,984
Liabilities in Excess of Other Assets — (6.8)%	(25,524,062)

Net Assets — 100.0%	$376,756,922

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$317,897,171

Gross unrealized appreciation	$85,834,510
Gross unrealized depreciation	(1,450,697)

Net unrealized appreciation	$84,383,813

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Net Activity	Shares/ Beneficial Interest Held at December 31, 2013	Value at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	340,952	(339,345)	1,607	$1,607	$97
BlackRock Liquidity Series, LLC, Money Market Series	$31,633,241	$(6,559,970)	$25,073,271	$25,073,271	$19,329

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2013	5

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$373,395,573	$3,810,533	—	$377,206,106
Short-Term Securities	1,607	25,073,271	—	25,074,878
Total	$373,397,180	$28,883,804	—	$402,280,984
1 See above Schedule of Investments for values in each industry excluding Level 2, Internet & Catalog Retail, within the table.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$45,828	—	—	$45,828
Liabilities:
Collateral on securities loaned at value	—	$(25,073,271)	—	(25,073,271)
Total	$45,828	$(25,073,271)	—	$(25,027,443)

There were no transfers between levels during the period ended December 31, 2013.

6	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
Ducommun, Inc. (a)	146,818	$4,376,645
Spirit AeroSystems Holdings, Inc., Class A (a)	616,969	21,026,304
Taser International, Inc. (a)	174,099	2,764,692

		28,167,641
Airlines — 0.6%
Republic Airways Holdings, Inc. (a)	73,402	784,667
Spirit Airlines, Inc. (a)	110,858	5,034,062

		5,818,729
Auto Components — 1.5%
Gentherm, Inc. (a)	224,528	6,019,596
Stoneridge, Inc. (a)	121,922	1,554,505
Tower International, Inc. (a)	351,055	7,512,577
Visteon Corp. (a)	6,268	513,287

		15,599,965
Biotechnology — 6.7%
Acceleron Pharma, Inc. (a)	43,232	1,711,987
Achillion Pharmaceuticals, Inc. (a)	463,257	1,538,013
AMAG Pharmaceuticals, Inc. (a)	29,527	716,620
Ambit Biosciences Corp. (a)	7,772	74,922
AVEO Pharmaceuticals, Inc. (a)	146,051	268,734
BIND Therapeutics, Inc. (a)	7,387	111,470
BioSpecifics Technologies Corp. (a)(b)	252,317	5,467,709
Chimerix, Inc. (a)	17,403	262,959
Codexis, Inc. (a)	220	308
Curis, Inc. (a)	20,206	56,981
Cytokinetics, Inc. (a)	216,253	1,405,645
Dynavax Technologies Corp. (a)	202,817	397,521
Emergent Biosolutions, Inc. (a)	227,293	5,225,466
Enzon Pharmaceuticals, Inc.	631,173	732,161
Epizyme, Inc. (a)	30	624
Five Prime Therapeutics, Inc. (a)	1,163	19,527
Foundation Medicine, Inc. (a)(c)	54,416	1,296,189
Galena Biopharma, Inc. (a)(c)	3,668	18,193
Gentium SpA — ADR (a)(b)	354,288	20,229,845
Harvard Apparatus Regenerative Technology, Inc. (a)	88,148	418,703
Infinity Pharmaceuticals, Inc. (a)	12,366	170,774
Insys Therapeutics, Inc. (a)	445	17,226
Intrexon Corp. (a)(c)	99,725	2,373,455
Isis Pharmaceuticals, Inc. (a)	7,285	290,234
Karyopharm Therapeutics, Inc. (a)	27,860	638,551
Ligand Pharmaceuticals, Inc., Class B (a)	1,073	56,440
Northwest Biotherapeutics, Inc. (a)	21,223	80,011
Novavax, Inc. (a)	13,500	69,120
OncoGenex Pharmaceutical, Inc. (a)	155,572	1,297,470
OncoMed Pharmaceuticals, Inc. (a)(c)	2,230	65,830
Ophthotech Corp. (a)(c)	59,628	1,928,966
OvaScience, Inc. (a)	8,582	78,439
PDL BioPharma, Inc.	488,856	4,125,945
Portola Pharmaceuticals, Inc. (a)	53,904	1,388,028
Receptos, Inc. (a)	30,515	884,630
Regulus Therapeutics, Inc. (a)	111,159	821,465
Repligen Corp. (a)	447,656	6,106,028
Sangamo Biosciences, Inc. (a)	41,086	570,685
Stemline Therapeutics, Inc. (a)	15,638	306,505
Sunesis Pharmaceuticals, Inc. (a)	1,148,624	5,444,478
Targacept, Inc. (a)	8,503	35,287
Tetraphase Pharmaceuticals, Inc. (a)	68,214	922,253
Threshold Pharmaceuticals, Inc. (a)	310,688	1,450,913
Vanda Pharmaceuticals, Inc. (a)	29,137	361,590
Verastem, Inc. (a)	51,782	590,315

		70,028,215

Common Stocks	Shares	Value
Building Products — 1.5%
Griffon Corp.	122,622	$1,619,837
Insteel Industries, Inc.	18,184	413,322
PGT, Inc. (a)	881,724	8,923,047
Ply Gem Holdings, Inc. (a)(c)	267,243	4,818,391

		15,774,597
Capital Markets — 0.6%
Financial Engines, Inc.	18,692	1,298,720
GAMCO Investors, Inc., Class A	12,326	1,071,992
HFF, Inc., Class A (a)	16,386	439,964
MCG Capital Corp.	271,833	1,196,065
Westwood Holdings Group, Inc.	11,765	728,371
WisdomTree Investments, Inc. (a)	109,043	1,931,152

		6,666,264
Chemicals — 1.1%
American Pacific Corp. (a)	140,843	5,247,810
Ferro Corp. (a)	88,322	1,133,171
FutureFuel Corp.	72,018	1,137,884
Landec Corp. (a)(c)	23,879	289,413
OM Group, Inc. (a)	102,896	3,746,443
OMNOVA Solutions, Inc. (a)	21,563	196,439

		11,751,160
Commercial Banks — 0.1%
1st Source Corp.	6,197	197,932
Access National Corp.	9,636	144,058
CommunityOne Bancorp (a)	29,762	379,465
Independent Bank Group, Inc.	4,634	230,124
State Bank Financial Corp.	18	327

		951,906
Commercial Services & Supplies — 2.6%
Consolidated Graphics, Inc. (a)	45,085	3,040,532
Deluxe Corp.	366,688	19,137,447
G&K Services, Inc., Class A	23,115	1,438,446
Kimball International, Inc., Class B	35,268	530,078
Performant Financial Corp. (a)	94,824	976,687
Viad Corp.	67,934	1,887,207

		27,010,397
Communications Equipment — 4.1%
Alliance Fiber Optic Products, Inc.	2,297	34,570
Anaren, Inc. (a)	1,514	42,377
Aruba Networks, Inc. (a)(c)	735,736	13,169,674
Aviat Networks, Inc. (a)	227,474	514,091
Calix, Inc. (a)	155,511	1,499,126
Extreme Networks, Inc. (a)	791,199	5,538,393
Ubiquiti Networks, Inc. (a)(c)	493,206	22,667,748

		43,465,979
Computers & Peripherals — 0.2%
Immersion Corp. (a)	175,271	1,819,313
Violin Memory, Inc. (a)(c)	29,163	115,485

		1,934,798
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	48,357	937,642
Consumer Finance — 0.0%
JGWPT Holdings, Inc., Class A (a)	118	2,052
Distributors — 0.1%
Core-Mark Holding Co., Inc.	13,944	1,058,768
Diversified Consumer Services — 0.4%
Capella Education Co.	17,069	1,134,064

BLACKROCK FUNDS	DECEMBER 31, 2013	7

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Consumer Services (concluded)
Collectors Universe, Inc.	67,346	$1,154,984
LifeLock, Inc. (a)	136,687	2,243,034
National American University Holdings, Inc.	13,521	47,324

		4,579,406
Diversified Telecommunication Services — 2.3%
Cbeyond, Inc. (a)(b)	1,939,977	13,385,841
Inteliquent, Inc.	310,932	3,550,843
Magicjack Vocaltec Ltd. (a)(c)	433,066	5,162,147
Premiere Global Services, Inc. (a)	103,542	1,200,052
Vonage Holdings Corp. (a)	302,987	1,008,947

		24,307,830
Electrical Equipment — 3.1%
EnerSys, Inc.	109,395	7,667,496
Generac Holdings, Inc.	432,428	24,492,722
Lihua International, Inc. (a)	121,652	695,849

		32,856,067
Electronic Equipment, Instruments & Components — 1.3%
Aeroflex Holding Corp. (a)	140,965	916,273
Coherent, Inc. (a)	9,985	742,784
Control4 Corp. (a)(c)	10,830	191,691
Electro Scientific Industries, Inc.	20,886	218,468
Fabrinet (a)	69,983	1,438,850
FARO Technologies, Inc. (a)	29,187	1,701,602
Methode Electronics, Inc.	19,750	675,253
Newport Corp. (a)	115,168	2,081,086
RealD, Inc. (a)	717,483	6,127,305

		14,093,312
Energy Equipment & Services — 0.3%
Dawson Geophysical Co. (a)	14,855	502,396
ION Geophysical Corp. (a)(c)	725,547	2,394,305
Matrix Service Co. (a)	12,449	304,627
RigNet, Inc. (a)	4,643	222,539

		3,423,867
Food & Staples Retailing — 1.0%
Arden Group, Inc., Class A	8,688	1,099,119
Harris Teeter Supermarkets, Inc.	6,813	336,222
The Pantry, Inc. (a)	194,991	3,271,949
Rite Aid Corp. (a)	1,169,466	5,917,498

		10,624,788
Food Products — 1.5%
Chiquita Brands International, Inc. (a)	51,897	607,195
Dean Foods Co. (a)	32,004	550,149
Farmer Bros Co. (a)	19,316	449,290
The Hain Celestial Group, Inc. (a)	18,456	1,675,436
John B. Sanfilippo & Son, Inc.	9,366	231,153
Omega Protein Corp. (a)	111,816	1,374,219
Pilgrim’s Pride Corp. (a)	607,592	9,873,370
Seaboard Corp.	268	749,052
WhiteWave Foods Co., Class A (a)	14,143	324,440

		15,834,304
Health Care Equipment & Supplies — 6.1%
Align Technology, Inc. (a)	435,488	24,888,139
Anika Therapeutics, Inc. (a)	7,517	286,849
ArthroCare Corp. (a)	129,508	5,211,402
AtriCure, Inc. (a)	13,722	256,327
Cutera, Inc. (a)	60,126	612,083
Cyberonics, Inc. (a)	10,973	718,841
ICU Medical, Inc. (a)	73,204	4,663,827
Medical Action Industries, Inc. (a)	163,443	1,399,072
Meridian Bioscience, Inc.	46,000	1,220,380

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Natus Medical, Inc. (a)	4,345	$97,763
RTI Surgical, Inc. (a)	42,729	151,261
Spectranetics Corp. (a)	49,624	1,240,600
SurModics, Inc. (a)	220,004	5,365,898
Thoratec Corp. (a)	503,252	18,419,023
Zeltiq Aesthetics, Inc. (a)	10,437	197,364

		64,728,829
Health Care Providers & Services — 2.1%
Alliance HealthCare Services, Inc. (a)	13,979	345,840
AMN Healthcare Services, Inc. (a)	291,568	4,286,050
BioTelemetry, Inc. (a)	56,542	448,943
Corvel Corp. (a)	97,578	4,556,893
Cross Country Healthcare, Inc. (a)	77,328	771,733
Five Star Quality Care, Inc. (a)	104,651	574,534
The Providence Service Corp. (a)	31,753	816,687
Team Health Holdings, Inc. (a)	21,886	996,907
VCA Antech, Inc. (a)	285,271	8,946,099

		21,743,686
Health Care Technology — 0.8%
MedAssets, Inc. (a)	144,354	2,862,540
Merge Healthcare, Inc. (a)	32,102	74,477
Omnicell, Inc. (a)	201,184	5,136,228

		8,073,245
Hotels, Restaurants & Leisure — 1.9%
AFC Enterprises, Inc. (a)	129,558	4,987,983
Bally Technologies, Inc. (a)	10,129	794,620
Bravo Brio Restaurant Group, Inc. (a)	14	228
Del Frisco’s Restaurant Group, Inc. (a)	51,054	1,203,343
Diamond Resorts International, Inc. (a)	6,738	124,383
Einstein Noah Restaurant Group, Inc.	26,278	381,031
Jack in the Box, Inc. (a)	211,398	10,574,128
Monarch Casino & Resort, Inc. (a)	17,936	360,155
Red Lion Hotels Corp. (a)	48,638	294,260
Ruth’s Hospitality Group, Inc.	99,350	1,411,763
Six Flags Entertainment Corp.	5,933	218,453
Speedway Motorsports, Inc.	12	238

		20,350,585
Household Durables — 0.7%
TRI Pointe Homes, Inc. (a)	197,579	3,937,749
Zagg, Inc. (a)	659,072	2,866,963

		6,804,712
Household Products — 0.0%
WD-40 Co.	618	46,152
Insurance — 0.7%
Crawford & Co., Class B	7,308	67,526
eHealth, Inc. (a)	146	6,788
Employers Holdings, Inc.	64,444	2,039,653
Fortegra Financial Corp. (a)	39,559	327,153
Hallmark Financial Services, Inc. (a)	11,100	98,624
HCI Group, Inc.	6,794	363,479
Third Point Reinsurance Ltd. (a)	215,829	3,999,311
Universal Insurance Holdings, Inc.	21,353	309,191

		7,211,725
Internet & Catalog Retail — 0.8%
1-800-Flowers.com, Inc., Class A (a)	141,769	766,970
Blue Nile, Inc. (a)	63,772	3,003,023
Orbitz Worldwide, Inc. (a)(c)	344,507	2,473,560
PetMed Express, Inc.	102,290	1,701,083
ValueVision Media, Inc., Class A (a)	48,546	339,337

		8,283,973

8	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 5.4%
Benefitfocus, Inc. (a)	26,676	$1,540,272
Blucora, Inc. (a)	107,087	3,122,657
Chegg, Inc. (a)	29,958	254,943
Cvent, Inc. (a)	74,278	2,702,976
EarthLink, Inc.	52	264
Global Eagle Entertainment, Inc. (a)	118,784	1,766,318
Gogo, Inc. (a)(c)	149,150	3,700,411
Limelight Networks, Inc. (a)	226,206	447,888
Move, Inc. (a)	166,331	2,659,633
NIC, Inc.	975,240	24,254,219
Perficient, Inc. (a)	73,435	1,719,848
Responsys, Inc. (a)	41,091	1,126,304
Spark Networks, Inc. (a)	67,108	413,385
Stamps.com, Inc. (a)	28,738	1,209,870
support.com, Inc. (a)	313,902	1,189,689
Synacor, Inc. (a)	2,420	5,929
Travelzoo, Inc. (a)	58,110	1,238,905
Tremor Video, Inc. (a)	52,980	307,284
Web.com Group, Inc. (a)	292,071	9,284,937
YuMe, Inc. (a)	41,731	310,896

		57,256,628
IT Services — 3.1%
Cardtronics, Inc. (a)	252,281	10,961,609
Global Cash Access Holdings, Inc. (a)	535,731	5,351,953
MAXIMUS, Inc.	50	2,200
Syntel, Inc.	180,411	16,408,380

		32,724,142
Leisure Equipment & Products — 0.8%
Arctic Cat, Inc.	29	1,652
Brunswick Corp.	172,153	7,929,367

		7,931,019
Life Sciences Tools & Services — 0.1%
Harvard Bioscience, Inc. (a)	214,254	1,006,994
Sequenom, Inc. (a)	19,173	44,865

		1,051,859
Machinery — 3.4%
CIRCOR International, Inc.	23,852	1,926,765
ESCO Technologies, Inc.	49,532	1,696,966
Federal Signal Corp. (a)	114,671	1,679,930
Global Brass & Copper Holdings, Inc.	201,614	3,336,712
Hyster-Yale Materials Handling, Inc.	44,152	4,113,200
John Bean Technologies Corp.	127,769	3,747,465
Luxfer Holdings PLC — ADR	644,546	13,445,230
Trimas Corp. (a)	135,743	5,414,788
Xerium Technologies, Inc. (a)	8,607	141,929

		35,502,985
Marine — 1.1%
Matson, Inc.	456,682	11,923,967
Media — 1.5%
Crown Media Holdings, Inc., Class A (a)	185,694	655,500
CTC Media, Inc.	1,041,477	14,471,323
Harte-Hanks, Inc.	37,606	294,079
ReachLocal, Inc. (a)	13,148	167,111
Salem Communications Corp., Class A	31,940	277,878

		15,865,891
Metals & Mining — 0.3%
US Silica Holdings, Inc.	31,668	1,080,195
Worthington Industries, Inc.	43,086	1,813,059

		2,893,254

Common Stocks	Shares	Value
Multi-Utilities — 0.0%
Avista Corp.	8	$226
Oil, Gas & Consumable Fuels — 3.8%
APCO Oil and Gas International, Inc. (a)	7,631	118,967
Bonanza Creek Energy, Inc. (a)	225,211	9,789,922
Callon Petroleum Co. (a)	56,784	370,800
Delek US Holdings, Inc.	183,434	6,311,964
Diamondback Energy, Inc. (a)	12,980	686,123
EPL Oil & Gas, Inc. (a)	7,363	209,846
Evolution Petroleum Corp.	19,692	242,999
Gastar Exploration, Inc. (a)	43,847	303,421
Goodrich Petroleum Corp. (a)	6,739	114,698
Green Plains Renewable Energy, Inc.	11,346	219,999
Jones Energy, Inc., Class A (a)	5,648	81,783
Kodiak Oil & Gas Corp. (a)	118,549	1,328,934
L&L Energy, Inc. (a)(c)	130,233	218,791
LinnCo LLC	37,158	1,144,838
Northern Oil and Gas, Inc. (a)	32,889	495,637
Penn Virginia Corp. (a)	45,660	430,574
Renewable Energy Group, Inc. (a)	134,938	1,546,389
REX American Resources Corp. (a)	2,550	114,011
Triangle Petroleum Corp. (a)(c)	25,949	215,896
Vaalco Energy, Inc. (a)	217,137	1,496,074
Warren Resources, Inc. (a)	798,963	2,508,744
Western Refining, Inc.	292,827	12,418,793

		40,369,203
Paper & Forest Products — 2.9%
Boise Cascade Co. (a)	189,299	5,580,535
Domtar Corp.	20,521	1,935,951
KapStone Paper and Packaging Corp. (a)	380,666	21,264,003
PH Glatfelter Co.	61,501	1,699,888

		30,480,377
Personal Products — 0.3%
USANA Health Sciences, Inc. (a)(c)	36,993	2,795,931
Pharmaceuticals — 2.9%
Aerie Pharmaceuticals, Inc. (a)	6,445	115,752
Alexza Pharmaceuticals, Inc. (a)	1,000,249	—
Aratana Therapeutics, Inc. (a)	14,397	274,983
Cadence Pharmaceuticals, Inc. (a)	10,716	96,980
Lannett Co., Inc. (a)	187,232	6,197,379
The Medicines Co. (a)	364,704	14,084,868
Pain Therapeutics, Inc. (a)	55,849	271,426
Questcor Pharmaceuticals, Inc. (c)	51,724	2,816,372
Sagent Pharmaceuticals, Inc. (a)	47	1,193
Santarus, Inc. (a)	66,923	2,138,859
Sciclone Pharmaceuticals, Inc. (a)	502,809	2,534,157
ViroPharma, Inc. (a)	43,838	2,185,324

		30,717,293
Professional Services — 1.8%
Barrett Business Services, Inc.	3,426	317,727
The Dolan Co. (a)	14,888	10,422
Kforce, Inc.	425,171	8,698,999
RPX Corp. (a)(c)	594,798	10,052,086

		19,079,234
Real Estate Investment Trusts (REITs) — 2.7%
Aviv REIT, Inc.	87,047	2,063,014
CBL & Associates Properties, Inc.	9,719	174,553
Cedar Realty Trust, Inc.	573,810	3,592,051
DuPont Fabros Technology, Inc.	203,767	5,035,083
The GEO Group, Inc.	32,299	1,040,674

BLACKROCK FUNDS	DECEMBER 31, 2013	9

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Investors Real Estate Trust	22,709	$194,843
One Liberty Properties, Inc.	7,065	142,218
PS Business Parks, Inc.	131,105	10,019,044
Ryman Hospitality Properties, Inc.	49,749	2,078,513
Sabra Health Care REIT, Inc.	142,676	3,729,551
Saul Centers, Inc.	3,399	162,234

		28,231,778
Real Estate Management & Development — 0.5%
Altisource Residential Corp.	236	7,106
AV Homes, Inc. (a)	7	127
Forestar Group, Inc. (a)	182,418	3,880,031
Tejon Ranch Co. (a)	22,543	828,681

		4,715,945
Road & Rail — 0.6%
Ryder System, Inc.	89,617	6,611,942
Swift Transportation Co. (a)	6,265	139,146

		6,751,088
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Energy Industries, Inc. (a)	488,221	11,160,732
Alpha & Omega Semiconductor Ltd. (a)	62,511	481,960
Ambarella, Inc. (a)	57,586	1,953,893
Inphi Corp. (a)	141,230	1,821,867
Intermolecular, Inc. (a)	280,962	1,382,333
M/A-COM Technology Solutions Holdings, Inc. (a)	34,844	592,000
Magnachip Semiconductor Corp. (a)	1,223	23,849
Micrel, Inc.	269,401	2,658,988
Microsemi Corp. (a)	556,052	13,873,497
Pericom Semiconductor Corp. (a)	44,136	391,045
RF Micro Devices, Inc. (a)	103,576	534,452
Sigma Designs, Inc. (a)	52,562	248,093
Silicon Image, Inc. (a)	696,373	4,282,694
Spansion, Inc., Class A (a)	59,372	824,677
Synaptics, Inc. (a)(c)	411,677	21,328,985

		61,559,065
Software — 9.3%
Advent Software, Inc.	53,215	1,861,993
Aspen Technology, Inc. (a)	601,790	25,154,822
AVG Technologies NV (a)	464,742	7,998,210
Ebix, Inc. (c)	27,593	406,169
Manhattan Associates, Inc. (a)	145,796	17,128,114
Progress Software Corp. (a)	480,675	12,415,835
Project Gorilla Series C (Acquired 12/19/13, cost $1,517,990) (a)(d)	60,511	1,517,990
Project Gorilla Series D (Acquired 12/19/13, cost $472,222) (a)(d)	18,824	472,222
Project Gorilla Series E (Acquired 12/19/13, cost $16,682) (a)(d)	665	16,682
PROS Holdings, Inc. (a)	556,487	22,203,831
QAD, Inc., Class A	28,477	502,904
Rosetta Stone, Inc. (a)	199,020	2,432,024
Verint Systems, Inc. (a)	129,211	5,548,320
Viggle, Inc. (Acquired 2/11/11 through 12/27/11, cost $590,861) (a)(d)	1,317,637	309,711

		97,968,827
Specialty Retail — 4.2%
ANN, Inc. (a)	230,132	8,413,626
Big 5 Sporting Goods Corp.	407,704	8,080,693
Brown Shoe Co., Inc.	59,849	1,684,151

Common Stocks	Shares	Value
Specialty Retail (concluded)
The Container Store Group, Inc. (a)	14,730	$686,565
Express, Inc. (a)	203,892	3,806,664
Haverty Furniture Cos., Inc.	86,803	2,716,934
Kirkland’s, Inc. (a)	67,713	1,602,767
Lumber Liquidators Holdings, Inc. (a)	43,766	4,503,084
Murphy USA, Inc. (a)	115,135	4,785,011
Pacific Sunwear of California, Inc. (a)	31,956	106,733
Sears Hometown and Outlet Stores, Inc. (a)	252,709	6,444,079
Systemax, Inc. (a)	16	180
The Wet Seal, Inc., Class A (a)	681,496	1,860,484

		44,690,971
Textiles, Apparel & Luxury Goods — 1.1%
Cherokee, Inc.	13,901	191,834
Costa, Inc. (a)	8,802	191,267
Movado Group, Inc.	231,794	10,201,254
Perry Ellis International, Inc. (a)	47,159	744,641
Vince Holding Corp. (a)	340	10,428

		11,339,424
Thrifts & Mortgage Finance — 1.5%
Banc of California, Inc.	19,069	255,715
Essent Group Ltd. (a)	20,127	484,256
EverBank Financial Corp.	576,787	10,578,274
Heritage Financial Group, Inc.	11,636	223,993
HomeStreet, Inc.	158,640	3,172,800
MGIC Investment Corp. (a)	99,094	836,353
Provident Financial Holdings, Inc.	27,722	415,830

		15,967,221
Trading Companies & Distributors — 0.4%
Aceto Corp.	27,950	699,029
Applied Industrial Technologies, Inc.	35,420	1,738,768
H&E Equipment Services, Inc. (a)	5,275	156,298
Kaman Corp.	3,596	142,869
MRC Global, Inc. (a)	13,885	447,930
Stock Building Supply Holdings, Inc. (a)	10,569	192,567
Watsco, Inc.	2,996	287,796
Willis Lease Finance Corp. (a)	9,853	171,048

		3,836,305
Water Utilities — 0.5%
American States Water Co.	196,009	5,631,339
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. (a)	14,481	251,969
Total Common Stocks — 98.9%		1,041,666,535

Warrants (e)
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/08/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price USD 40.00) (c)	3,330	17,816
Total Long-Term Investments (Cost — $845,812,632) — 98.9%		1,041,684,351

10	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	9,377,003	$9,377,003

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (f)(g)(h)	$59,499	59,499,377
Total Short-Term Securities (Cost — $68,876,380) — 6.5%		68,876,380

Value
Total Investments (Cost — $ 914,689,012*) — 105.4%	$1,110,560,731
Liabilities in Excess of Other Assets — (5.4)%	(56,754,989)

Net Assets — 100.0%	$1,053,805,742

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$919,939,278

Gross unrealized appreciation	$218,386,748
Gross unrealized depreciation	(27,765,295)

Net unrealized appreciation	$190,621,453

(a)	Non-income producing security.

(b)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Shares Sold	Shares Held at December 31, 2013	Value at December 31, 2013	Realized Gain (Loss)
BioSpecifics Technologies Corp.[1]	339,291	86,974	252,317	$5,467,709	$(41,177)
Cbeyond, Inc.	2,230,851	290,874	1,939,977	$13,385,841	$(2,002,477)
ExlService Holdings, Inc.[1]	158,958	158,958	—	—	$3,814,389
Gentium SpA — ADR[1]	1,267,927	913,639	354,288	$20,229,845	$29,376,335

[1]	No longer an affiliated company or held by the Fund as of report date.

(c)	Security, or a portion of security, is on loan.

(d)	Restricted security as to resale. As of report date, the Fund held 0.2% of its net assets, with a current value of $2,316,605 and original cost of $2,597,755, in these securities.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	23,218,232	(13,841,229)	9,377,003	$1,723
BlackRock Liquidity Series, LLC, Money Market Series	$122,835,897	$(63,336,520)	$59,499,377	$259,478

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
159	E-Mini Russell 2000 Futures	Intercontinental Exchange	March 2014	USD	18,466,260	$171,685

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

BLACKROCK FUNDS	DECEMBER 31, 2013	11

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$28,167,641	—	—	$28,167,641
Airlines	5,818,729	—	—	5,818,729
Auto Components	15,599,965	—	—	15,599,965
Biotechnology	70,028,215	—	—	70,028,215
Building Products	15,774,597	—	—	15,774,597
Capital Markets	6,666,264	—	—	6,666,264
Chemicals	11,751,160	—	—	11,751,160
Commercial Banks	951,906	—	—	951,906
Commercial Services & Supplies	27,010,397	—	—	27,010,397
Communications Equipment	43,465,979	—	—	43,465,979
Computers & Peripherals	1,934,798	—	—	1,934,798
Construction & Engineering	937,642	—	—	937,642
Consumer Finance	2,052	—	—	2,052
Distributors	1,058,768	—	—	1,058,768
Diversified Consumer Services	4,579,406	—	—	4,579,406
Diversified Telecommunication Services	24,307,830	—	—	24,307,830
Electrical Equipment	32,856,067	—	—	32,856,067
Electronic Equipment, Instruments & Components	14,093,312	—	—	14,093,312
Energy Equipment & Services	3,423,867	—	—	3,423,867
Food & Staples Retailing	10,624,788	—	—	10,624,788
Food Products	15,834,304	—	—	15,834,304
Health Care Equipment & Supplies	64,728,829	—	—	64,728,829
Health Care Providers & Services	21,743,686	—	—	21,743,686
Health Care Technology	8,073,245	—	—	8,073,245
Hotels, Restaurants & Leisure	20,350,585	—	—	20,350,585
Household Durables	6,804,712	—	—	6,804,712
Household Products	46,152	—	—	46,152
Insurance	7,211,725	—	—	7,211,725
Internet & Catalog Retail	8,283,973	—	—	8,283,973
Internet Software & Services	57,256,628	—	—	57,256,628
IT Services	32,724,142	—	—	32,724,142
Leisure Equipment & Products	7,931,019	—	—	7,931,019
Life Sciences Tools & Services	1,051,859	—	—	1,051,859
Machinery	35,502,985	—	—	35,502,985
Marine	11,923,967	—	—	11,923,967
Media	15,865,891	—	—	15,865,891
Metals & Mining	2,893,254	—	—	2,893,254
Multi-Utilities	226	—	—	226
Oil, Gas & Consumable Fuels	40,369,203	—	—	40,369,203

12	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$30,480,377	—	—	$30,480,377
Personal Products	2,795,931	—	—	2,795,931
Pharmaceuticals	30,717,293	—	—	30,717,293
Professional Services	19,079,234	—	—	19,079,234
Real Estate Investment Trusts (REITs)	28,231,778	—	—	28,231,778
Real Estate Management & Development	4,715,945	—	—	4,715,945
Road & Rail	6,751,088	—	—	6,751,088
Semiconductors & Semiconductor Equipment	61,559,065	—	—	61,559,065
Software	95,652,222	—	$2,316,605	97,968,827
Specialty Retail	44,690,971	—	—	44,690,971
Textiles, Apparel & Luxury Goods	11,339,424	—	—	11,339,424
Thrifts & Mortgage Finance	15,967,221	—	—	15,967,221
Trading Companies & Distributors	3,836,305	—	—	3,836,305
Water Utilities	5,631,339	—	—	5,631,339
Wireless Telecommunication Services	251,969	—	—	251,969
Warrants	17,816	—	—	17,816
Short-Term Securities	9,377,003	$59,499,377	—	68,876,380
Total	$1,048,744,749	$59,499,377	$2,316,605	$1,110,560,731

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$171,685	—	—	$171,685
[1] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$224,725	—	—	$224,725
Cash pledged for other derivative contracts	837,000	—	—	837,000
Liabilities:
Collateral on securities loaned at value	—	$(59,499,377)	—	(59,499,377)
Total	$1,061,725	$(59,499,377)	—	$(58,437,652)

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS	DECEMBER 31, 2013	13

Schedule of Investments December 31, 2013 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 1.96%, 7/25/32 (a)	USD	11	$6,471
Knollwood CDO Ltd., Series 2004-1A, Class C, 3.44%, 1/10/39 (a)(b)		132	1
Santander Drive Auto Receivables Trust, Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		58	58,457
Total Asset-Backed Securities — 0.0%			64,929

Common Stocks		Shares
Aerospace & Defense — 0.5%
The Boeing Co.		1,208	164,880
Exelis, Inc.		27,326	520,834
Northrop Grumman Corp.		9,053	1,037,564
Raytheon Co.		11,402	1,034,161
Spirit AeroSystems Holdings, Inc., Class A (c)		17,581	599,160

			3,356,599
Airlines — 0.1%
Copa Holdings SA, Class A		2,525	404,278
Auto Components — 0.1%
Lear Corp.		10,486	849,051
TRW Automotive Holdings Corp. (c)		137	10,191

			859,242
Automobiles — 0.0%
Dongfeng Motor Group Co. Ltd., Class H		190,000	298,391
Beverages — 0.5%
Anheuser-Busch InBev NV		30,001	3,190,206
Monster Beverage Corp. (c)		525	35,579

			3,225,785
Biotechnology — 0.4%
Amgen, Inc.		11,774	1,344,120
Celgene Corp. (c)		1,654	279,460
Gilead Sciences, Inc. (c)		14,010	1,052,851
United Therapeutics Corp. (c)		3,270	369,772

			3,046,203
Capital Markets — 0.3%
Credit Suisse Group AG		55,286	1,706,325
SEI Investments Co.		6,805	236,338
Waddell & Reed Financial, Inc., Class A		359	23,378

			1,966,041

Common Stocks	Shares	Value
Chemicals — 0.4%
Eastman Chemical Co.	10,582	$853,967
LyondellBasell Industries NV, Class A	11,367	912,543
PPG Industries, Inc.	5,465	1,036,492
The Valspar Corp.	540	38,497

		2,841,499
Commercial Banks — 1.6%
BNP Paribas SA	11,532	899,584
BOK Financial Corp.	838	55,576
China Construction Bank Corp., H Shares	1,276,000	966,075
HSBC Holdings PLC	124,121	1,362,130
Mitsubishi UFJ Financial Group, Inc.	293,900	1,951,319
Sberbank of Russia — ADR	108,379	1,362,324
Société Générale SA	24,698	1,436,207
Standard Chartered PLC	56,359	1,272,984
Wells Fargo & Co.	43,862	1,991,335

		11,297,534
Communications Equipment — 0.4%
Cisco Systems, Inc.	41,755	937,400
Nokia OYJ (c)	88,966	718,848
QUALCOMM, Inc.	20,200	1,499,850

		3,156,098
Computers & Peripherals — 0.3%
Apple Inc.	3,937	2,209,090
Consumer Finance — 0.0%
Capital One Financial Corp.	1,656	126,866
Containers & Packaging — 0.0%
Rock Tenn Co., Class A	1,246	130,842
Diversified Consumer Services — 0.1%
Service Corp. International	21,819	395,578
Diversified Financial Services — 0.7%
Bank of America Corp.	2,665	41,494
Berkshire Hathaway, Inc., Class B (c)	2,434	288,575
Citigroup, Inc.	33,408	1,740,891
ING U.S., Inc.	22,051	775,093
JPMorgan Chase & Co.	26,154	1,529,486
The NASDAQ OMX Group, Inc.	16,314	649,297

		5,024,836
Diversified Telecommunication Services — 0.5%
AT&T Inc.	21,829	767,508
Orange SA	77,395	960,873
Verizon Communications, Inc.	33,502	1,646,288

		3,374,669

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR     American Depositary Receipts

AUD     Australian Dollar

CAD     Canadian Dollar

CDO    Collateralized Debt Obligation

CZK     Czech Koruna

DKK     Danish Krone

ETF      Exchange Traded Fund

EUR     Euro

GBP     British Pound

ILS       Israeli Shekel

JPY      Japanese Yen

JSC     Joint Stock Company

LIBOR  London Interbank Offered Rate

MXN    Mexican Peso

MYR    Malaysian Ringgit

NOK    Norwegian Krone

NZD     New Zealand Dollar

OJSC   Open Joint Stock Company

REIT    Real Estate Investment Trust

S&P     Standard & Poor’s

SEK     Swedish Krona

SGD     Singapore Dollar

SPDR   Standard & Poor’s Depositary Receipts

TBA     To-be-announced

THB     Thai Baht

USD     US Dollar

ZAR     South African Rand

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities — 0.2%
American Electric Power Co, Inc.	21,616	$1,010,332
FirstEnergy Corp.	9,065	298,964

		1,309,296
Electrical Equipment — 0.2%
Mitsubishi Electric Corp.	118,000	1,483,786
Energy Equipment & Services — 0.3%
Halliburton Co.	15,681	795,811
Schlumberger Ltd.	17,112	1,541,962

		2,337,773
Food & Staples Retailing — 0.3%
CVS Caremark Corp.	18,876	1,350,955
The Kroger Co.	25,204	996,314

		2,347,269
Food Products — 0.2%
Bunge Ltd.	1,393	114,379
Kraft Foods Group, Inc.	19,703	1,062,386
Mead Johnson Nutrition Co.	6,551	548,712
WhiteWave Foods Co., Class A (c)	816	18,719

		1,744,196
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.	15,694	1,091,518
Boston Scientific Corp. (c)	3,497	42,034
Edwards Lifesciences Corp. (c)	3,032	199,384
Sirona Dental Systems, Inc. (c)	11,726	823,165

		2,156,101
Health Care Providers & Services — 0.3%
Cardinal Health, Inc.	6,454	431,192
Catamaran Corp. (c)	5,881	279,230
VCA Antech, Inc. (c)	7,603	238,430
WellPoint, Inc.	10,967	1,013,241

		1,962,093
Hotels, Restaurants & Leisure — 0.6%
Carnival PLC	27,857	1,153,232
Domino’s Pizza, Inc.	6,130	426,955
McDonald’s Corp.	8,080	784,002
Sands China Ltd.	164,000	1,344,035
Starbucks Corp.	10,383	813,923

		4,522,147
Household Durables — 0.1%
Whirlpool Corp.	3,927	615,989
Household Products — 0.0%
The Procter & Gamble Co.	3,854	313,754
Industrial Conglomerates — 0.1%
General Electric Co.	22,544	631,908
Insurance — 0.6%
ACE Ltd.	10,516	1,088,722
The Allstate Corp.	18,937	1,032,824
American International Group, Inc.	15,108	771,263
CNA Financial Corp.	4,634	198,752
Tokio Marine Holdings, Inc.	28,400	950,539
The Travelers Cos., Inc.	1,994	180,537

		4,222,637

Common Stocks	Shares	Value
Internet & Catalog Retail — 0.2%
priceline.com, Inc. (c)	1,046	$1,215,870
Internet Software & Services — 0.5%
Google, Inc., Class A (c)	1,271	1,424,422
IAC/InterActiveCorp	1,625	111,621
MercadoLibre, Inc.	5,371	578,940
VeriSign, Inc. (c)	7,820	467,480
Yandex NV (c)	27,921	1,204,791

		3,787,254
IT Services — 0.3%
International Business Machines Corp.	5,307	995,434
MasterCard, Inc., Class A	1,627	1,359,293

		2,354,727
Life Sciences Tools & Services — 0.0%
Life Technologies Corp. (c)	932	70,646
Machinery — 0.4%
AGCO Corp.	389	23,025
CNH Industrial NV (c)	593	6,734
Cummins, Inc.	3,866	544,990
ITT Corp.	562	24,402
Makita Corp.	20,000	1,051,853
Railpower Technologies Corp. (Acquired 4/26/04 — 6/17/04, cost $49,616) (c)(d)	17,600	—
Stanley Black & Decker, Inc.	137	11,055
Timken Co.	1,237	68,122
Valmont Industries, Inc.	6,062	903,965
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	361,200	338,486

		2,972,632
Marine — 0.0%
Matson, Inc.	241	6,293
Media — 1.3%
CBS Corp., Class B	16,509	1,052,284
Comcast Corp., Class A	20,776	1,079,625
DIRECTV (c)	14,340	990,751
Eutelsat Communications SA	34,226	1,067,937
Grupo Televisa SAB — ADR	39,046	1,181,532
ITV PLC	401,693	1,292,713
Liberty Global PLC, Class A (c)	18,983	1,689,297
Omnicom Group, Inc.	235	17,477
Viacom, Inc., Class B	7,726	674,789

		9,046,405
Office Electronics — 0.1%
Xerox Corp.	51,208	623,201
Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp.	8,645	685,721
Chevron Corp.	3,343	417,574
Cimarex Energy Co.	175	18,359
CNOOC Ltd.	652,000	1,212,575
ConocoPhillips	12,062	852,180
Devon Energy Corp.	5,747	355,567
EOG Resources, Inc.	5,949	998,480
Exxon Mobil Corp.	14,668	1,484,402
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (c)(d)	3,200	26,079
Lukoil OAO — ADR	20,444	1,290,425
Marathon Petroleum Corp.	6,327	580,376

2	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Matador Resources Co. (Acquired 4/13/06, cost $8,451) (c)(d)	939	$17,503
Occidental Petroleum Corp.	6,502	618,340
Phillips 66	7,707	594,441
SM Energy Co.	1,076	89,426
Tesoro Corp.	331	19,364
Valero Energy Corp.	15,897	801,209

		10,062,021
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (c)	26,991	105,957
Ainsworth Lumber Co. Ltd. (b)(c)	19,432	76,283
International Paper Co.	14,024	687,597

		869,837
Personal Products — 0.2%
The Estee Lauder Cos., Inc., Class A	3,212	241,928
Natura Cosmeticos SA	15,574	273,094
Nu Skin Enterprises, Inc., Class A	6,489	896,910

		1,411,932
Pharmaceuticals — 2.2%
AbbVie, Inc.	25,175	1,329,492
AstraZeneca PLC	30,296	1,797,378
Eli Lilly & Co.	20,071	1,023,621
Johnson & Johnson	24,798	2,271,249
Novo Nordisk A/S, B Shares	7,790	1,427,921
Pfizer, Inc.	18,221	558,109
Roche Holding AG	11,144	3,121,727
Sanofi-Aventis SA	18,628	1,976,326
Shire PLC	31,467	1,482,959
Zoetis, Inc.	23,342	763,050

		15,751,832
Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc.	50,624	984,131
Kimco Realty Corp.	2,193	43,312
Potlatch Corp.	4,439	185,284
Simon Property Group, Inc.	6,145	935,023
Ventas, Inc.	1,571	89,987

		2,237,737
Road & Rail — 0.2%
Union Pacific Corp.	7,874	1,322,832
Semiconductors & Semiconductor Equipment — 0.8%
Altera Corp.	16,154	525,490
Maxim Integrated Products, Inc.	31,518	879,667
MediaTek, Inc.	78,000	1,162,581
NXP Semiconductor NV (c)	18,024	827,842
Samsung Electronics Co. Ltd.	892	1,162,318
Skyworks Solutions, Inc. (c)	3,762	107,443
Veeco Instruments, Inc. (c)	22,078	726,587

		5,391,928
Software — 0.5%
Activision Blizzard, Inc.	24,574	438,154
Citrix Systems, Inc. (c)	7,428	469,821
Microsoft Corp.	64,654	2,419,999
Nuance Communications, Inc. (c)	2,266	34,443
Rovi Corp. (c)(e)	23,228	457,359

		3,819,776

Common Stocks	Shares	Value
Specialty Retail — 0.6%
GameStop Corp., Class A	15,254	$751,412
The Home Depot, Inc.	2,631	216,637
Inditex SA	8,246	1,361,512
Lowe’s Cos., Inc.	16,168	801,124
Murphy USA, Inc. (c)	13,063	542,898
Sears Hometown and Outlet Stores, Inc. (c)	221	5,636
Urban Outfitters, Inc. (c)	15,478	574,234

		4,253,453
Textiles, Apparel & Luxury Goods — 0.5%
Cie Financiere Richemont SA	12,041	1,202,865
Michael Kors Holdings Ltd. (c)	4,265	346,275
NIKE, Inc., Class B	8,031	631,558
The Swatch Group AG	2,244	1,487,332

		3,668,030
Tobacco — 0.9%
Imperial Tobacco Group PLC	80,439	3,118,483
Japan Tobacco, Inc.	45,300	1,474,006
Lorillard, Inc.	19,450	985,726
Philip Morris International, Inc.	479	41,735
Reynolds American, Inc.	19,551	977,354

		6,597,304
Trading Companies & Distributors — 0.1%
Air Lease Corp.	28,434	883,729
Transportation Infrastructure — 0.0%
Jiangsu Expressway Co. Ltd., H Shares	264,000	324,455
Water Utilities — 0.1%
American Water Works Co., Inc.	14,496	612,601
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., B Shares	30,965	1,401,259
Telephone & Data Systems, Inc.	19,820	510,960
Vodafone Group PLC	339,716	1,337,534

		3,249,753
Total Common Stocks — 20.3%		145,894,748

Corporate Bonds	Par (000)
Aerospace & Defense — 0.1%
EADS Finance BV, 2.70%, 4/17/23 (b)	USD	500	458,541
Auto Components — 0.1%
Continental AG:
3.00%, 7/16/18	EUR	100	144,779
3.13%, 9/09/20		200	287,178

			431,957
Automobiles — 0.1%
Ford Motor Co., 4.75%, 1/15/43	USD	250	225,468
Volkswagen International Finance NV, 2.00%, 1/14/20	EUR	400	550,707

			776,175
Biotechnology — 0.1%
Celgene Corp., 5.25%, 8/15/43	USD	400	403,288

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Capital Markets — 0.2%
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	USD	700	$787,982
Morgan Stanley, 3.75%, 2/25/23		650	632,492
UBS AG, 4.75%, 5/22/23 (a)		250	249,575

			1,670,049
Chemicals — 0.1%
Brenntag Finance BV, 5.50%, 7/19/18	EUR	400	613,234
GCS Holdco Finance I SA, 6.50%, 11/15/18		100	141,526

			754,760
Commercial Banks — 2.4%
Abbey National Treasury Services PLC, 4.25%, 4/12/21		500	793,754
Asian Development Bank, 2.35%, 6/21/27	JPY	20,000	222,007
Banco Bilbao Vizcaya Argentaria SA, 3.50%, 12/05/17	EUR	500	734,112
Banco de Sabadell SA, 3.38%, 1/23/18		200	286,021
Bank of Ireland Mortgage Bank:
1.88%, 5/13/17		300	413,525
3.63%, 10/02/20		200	286,324
Bankinter SA, 3.88%, 10/30/15		300	431,077
Barclays Bank PLC:
4.13%, 3/15/16		400	587,719
6.63%, 3/30/22		200	323,823
BNP Paribas SA, 2.88%, 11/27/17		300	435,326
BPCE SFH SA, 2.38%, 11/29/23		200	272,482
CaixaBank SA, 5.00%, 11/14/23 (a)		200	279,328
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (b)	USD	290	299,135
Carrefour Banque SA, 2.88%, 9/25/15	EUR	126	179,031
Danske Bank A/S, 3.88%, 5/18/16		500	733,950
Dexia Credit Local SA, 1.25%, 10/18/16		1,660	1,660,163
DNB Bank ASA, 3.00%, 9/26/23 (a)		200	276,462
European Investment Bank, 2.15%, 1/18/27	JPY	20,000	212,639
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)	USD	680	691,050
HSBC Holdings PLC, 6.10%, 1/14/42		150	178,700
Hypo Alpe-Adria-Bank International AG, 2.38%, 12/13/22	EUR	1,500	1,985,338
ING Bank NV:
3.38%, 1/11/18		250	374,958
2.63%, 12/05/22 (b)	USD	500	460,260
4.13%, 11/21/23 (a)		330	328,495
Intesa Sanpaolo SpA:
3.00%, 1/28/19	EUR	650	899,929
3.38%, 1/24/25		200	274,269
Intesa Sanpaolo Vita SpA, 5.35%, 9/18/18		100	145,135
Lloyds Bank PLC:
6.50%, 3/24/20		300	478,055
4.00%, 9/29/20		250	391,753
Raiffeisen Bank International AG, 6.00%, 10/16/23		100	140,633
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.10%, 7/25/18	USD	200	205,250
Société Générale SFH, 2.88%, 3/14/19	EUR	500	738,780
Sumitomo Mitsui Banking Corp., 3.95%, 7/19/23	USD	400	398,239
Swedbank AB, 3.00%, 12/05/22 (a)	EUR	250	350,541
The Toronto-Dominion Bank, 2.63%, 9/10/18	USD	600	611,927
UniCredit SpA, 5.75%, 10/28/25 (a)	EUR	150	209,923

			17,290,113

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 0.0%
Univeg Holding BV, 7.88%, 11/15/20	EUR	100	$137,227
Computers & Peripherals — 0.1%
Apple Inc., 2.40%, 5/03/23	USD	550	494,566
Oberthur Technologies Holding SAS, 9.25%, 4/30/20	EUR	100	145,068

			639,634
Construction & Engineering — 0.0%
Astaldi SpA, 7.13%, 12/01/20		100	146,341
Diversified Financial Services — 1.0%
American Honda Finance Corp., 1.88%, 9/04/19		500	685,208
Bank of America Corp., 5.70%, 1/24/22	USD	600	679,113
Banque PSA Finance SA, 0.63%, 4/08/16	EUR	1,200	1,655,683
Citigroup, Inc.:
5.00%, 9/15/14	USD	140	143,988
4.59%, 12/15/15		700	748,030
European Financial Stability Facility, 1.75%, 10/29/20	EUR	310	425,054
Ford Motor Credit Co. LLC, 4.38%, 8/06/23	USD	300	301,608
JPMorgan Chase Bank, NA, 6.00%, 10/01/17		445	509,133
Macquarie Bank Ltd., 2.50%, 9/18/18	EUR	200	281,427
The NASDAQ OMX Group, Inc., 3.88%, 6/07/21		300	424,598
Nationwide Building Society:
3.13%, 4/03/17		100	144,913
4.13%, 3/20/23 (a)		150	214,066
Old Mutual PLC, 7.13%, 10/19/16	GBP	200	369,192
RCI Banque SA, 2.88%, 1/22/18	EUR	350	496,486

			7,078,499
Diversified Telecommunication Services — 0.3%
Bharti Airtel International Netherlands BV, 4.00%, 12/10/18		250	344,786
Iliad SA, 4.88%, 6/01/16		300	442,763
Verizon Communications, Inc.:
3.50%, 11/01/21	USD	240	238,274
5.15%, 9/15/23		250	268,423
6.40%, 2/15/38		200	224,593
6.55%, 9/15/43		250	292,490

			1,811,329
Electric Utilities — 0.3%
Alabama Power Co., 3.95%, 6/01/21		220	224,164
Enel Finance International NV, 5.63%, 8/14/24	GBP	100	169,745
Energa Finance AB, 3.25%, 3/19/20	EUR	300	421,742
ESB Finance Ltd., 6.25%, 9/11/17		200	317,821
Georgia Power Co., 3.00%, 4/15/16	USD	390	406,529
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		150	174,231
PacifiCorp, 6.25%, 10/15/37		100	119,227
Perusahaan Listrik Negara PT, 5.25%, 10/24/42		200	150,000

			1,983,459
Energy Equipment & Services — 0.0%
ENCE Energia y Celulosa SA, 7.25%, 2/15/20	EUR	150	228,023

4	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing — 0.1%
Casino Guichard Perrachon SA, 3.16%, 8/06/19	EUR	200	$285,008
Wal-Mart Stores, Inc., 4.00%, 4/11/43	USD	500	444,991

			729,999
Food Products — 0.1%
Barry Callebaut Services NV, 5.63%, 6/15/21	EUR	250	381,827
Gas Utilities — 0.0%
Gas Natural Finance BV, 3.88%, 1/17/23		100	143,721
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)	USD	185	207,547

			351,268
Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA, 3.20%, 6/15/22		500	482,143
Hotels, Restaurants & Leisure — 0.1%
Wyndham Worldwide Corp.:
4.25%, 3/01/22		330	322,071
3.90%, 3/01/23		200	188,393

			510,464
Industrial Conglomerates — 0.1%
Smiths Group PLC, 4.13%, 5/05/17	EUR	500	735,505
Insurance — 0.2%
AIA Group Ltd., 3.13%, 3/13/23	USD	600	548,820
Allianz Finance II BV, 5.75%, 7/08/41 (a)	EUR	100	154,273
Assicurazioni Generali SpA, 7.75%, 12/12/42 (a)		100	158,034
Aviva PLC, 6.13%, 11/14/36 (a)	GBP	100	171,971
AXA SA, 5.25%, 4/16/40 (a)	EUR	200	293,779
Talanx AG, 3.13%, 2/13/23		100	139,783

			1,466,660
IT Services — 0.0%
Computer Sciences Corp., 4.45%, 9/15/22	USD	300	289,362
Leisure Equipment & Products — 0.0%
Mattel, Inc., 5.45%, 11/01/41		200	199,845
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 6.00%, 3/01/20		230	264,275
Machinery — 0.0%
SKF AB, 2.38%, 10/29/20	EUR	150	204,169
Media — 0.2%
Altice Financing SA, 6.50%, 1/15/22		100	138,602
Cyfrowy Polsat Finance AB, 7.13%, 5/20/18		300	441,279
Pearson Funding Five PLC, 3.25%, 5/08/23 (b)	USD	350	315,513
Time Warner Cable, Inc., 4.50%, 9/15/42		6	4,545
Viacom, Inc., 5.85%, 9/01/43		200	210,244

			1,110,183
Metals & Mining — 0.1%
Rio Tinto Finance USA PLC, 3.50%, 3/22/22		400	392,529
Multi-Utilities — 0.1%
Centrica PLC, 6.38%, 3/10/22	GBP	100	193,964
Dominion Resources, Inc., 1.95%, 8/15/16	USD	305	310,047
Linea Group Holding SpA, 4.25%, 11/28/18	EUR	300	408,237

			912,248

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC:
6.13%, 10/15/39	USD	125	$137,989
Series L, 6.30%, 9/15/17		250	287,797
KazMunayGas National Co. JSC, 4.40%, 4/30/23		350	326,375
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/06/22		300	275,805
Vier Gas Transport GmbH, 3.13%, 7/10/23	EUR	150	210,250

			1,238,216
Paper & Forest Products — 0.1%
Mondi Finance PLC, 3.38%, 9/28/20		500	698,137
Professional Services — 0.1%
Experian Finance PLC, 4.75%, 11/23/18	GBP	400	721,364
Real Estate Investment Trusts (REITs) — 0.1%
Goodman Funding Pty Ltd., 6.38%, 4/15/21 (b)	USD	400	441,999
Health Care REIT, Inc., 4.80%, 11/20/28	GBP	100	161,020
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	USD	135	141,631

			744,650
Road & Rail — 0.1%
National Express Group PLC, 6.63%, 6/17/20	GBP	400	754,836
Semiconductors & Semiconductor Equipment — 0.1%
ASML Holding NV, 3.38%, 9/19/23	EUR	200	276,760
TSMC Global Ltd., 1.63%, 4/03/18 (b)	USD	300	287,291

			564,051
Software — 0.0%
Microsoft Corp., 2.63%, 5/02/33	EUR	200	249,861
Specialty Retail — 0.1%
Dixons Retail PLC, 8.75%, 9/15/17	GBP	150	287,516
O’Reilly Automotive, Inc., 3.80%, 9/01/22	USD	500	480,472

			767,988
Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SA, 1.63%, 6/29/17 (b)		800	797,002
Wireless Telecommunication Services — 0.2%
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		500	560,665
SK Telecom Co. Ltd., 2.13%, 5/01/18 (b)		950	922,274
Telefonica Emisiones SAU, 4.71%, 1/20/20	EUR	100	152,464

			1,635,403
Total Corporate Bonds — 7.0%			50,011,380

Foreign Agency Obligations
Banco Nacional de Desenvolvimento Economicoe Social, 5.75%, 9/26/23 (b)	USD	200	197,750
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)		200	198,496
European Financial Stability Facility, 1.50%, 1/22/20	EUR	1,250	1,705,912
Hydro-Quebec, 8.40%, 1/15/22	USD	405	529,258

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013	5

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Kreditanstalt fuer Wiederaufbau, 0.50%, 7/25/16	EUR	2,200	$3,030,849
Province of British Columbia, 4.80%, 6/15/21	CAD	350	367,440
Province of Manitoba:
4.30%, 3/01/16		200	200,431
1.75%, 5/30/19	USD	490	479,397
Province of Ontario:
4.30%, 3/08/17	CAD	600	610,721
6.20%, 6/02/31		400	476,743
Province of Quebec:
4.50%, 12/01/19		600	620,334
5.00%, 12/01/41		150	157,459
Total Foreign Agency Obligations — 1.2%			8,574,790

Foreign Government Obligations
Australia — 0.3%
Commonwealth of Australia:
4.75%, 6/15/16	AUD	1,100	1,027,917
5.50%, 4/21/23		250	246,605
4.75%, 4/21/27		150	137,553
New South Wales Treasury Corp., 6.00%, 2/01/18		400	390,982
Queensland Treasury Corp., 6.25%, 2/21/20		400	397,327
Treasury Corp. of Victoria, 6.00%, 6/15/20		250	247,625

			2,448,009
Austria — 0.4%
Republic of Austria, 1.95%, 6/18/19	EUR	2,100	2,986,004
Belgium — 0.2%
Kingdom of Belgium, 3.75%, 6/22/45		1,000	1,417,712
Canada — 0.3%
Canada Housing Trust No. 1:
2.75%, 9/15/14	CAD	400	381,074
2.75%, 6/15/16		400	389,795
3.35%, 12/15/20		250	245,811
Government of Canada:
8.00%, 6/01/27		300	439,586
4.00%, 6/01/41		500	537,115

			1,993,381
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24	USD	500	482,000
Czech Republic — 0.0%
Czech Republic, 3.85%, 9/29/21	CZK	4,300	242,464
Denmark — 0.1%
Kingdom of Denmark, 4.00%, 11/15/19	DKK	3,500	747,671
Finland — 1.0%
Republic of Finland:
1.13%, 9/15/18	EUR	1,500	2,068,741
1.63%, 9/15/22		800	1,065,531
1.50%, 4/15/23		3,000	3,909,080

			7,043,352
France — 0.1%
France Government Bond OAT, 2.25%, 10/25/22		300	413,031

Foreign Government Obligations	Par (000)		Value
Germany — 0.8%
Federal Republic of Germany:
2.25%, 9/04/21	EUR	3,000	$4,338,423
1.75%, 7/04/22		150	206,872
2.50%, 7/04/44		750	978,173

			5,523,468
Ireland — 0.3%
Republic of Ireland:
5.50%, 10/18/17		250	390,881
4.50%, 4/18/20		1,050	1,579,507

			1,970,388
Israel — 0.0%
State of Israel, 4.25%, 8/31/16	ILS	1,000	308,957
Italy — 0.2%
Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	EUR	1,175	1,692,103
Ivory Coast — 0.0%
African Development Bank, 1.63%, 10/02/18	USD	100	99,151
Japan — 3.6%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	50,000	488,134
Government of Japan (5 Year):
Series 89, 0.40%, 6/20/15		430,000	4,100,716
Series 105, 0.20%, 6/20/17		195,000	1,853,661
Government of Japan (10 Year):
Series 300, 1.50%, 3/20/19		720,000	7,270,544
Series 323, 0.90%, 6/20/22		290,000	2,815,988
Series 325, 0.80%, 9/20/22		55,000	529,063
Government of Japan (20 Year):
Series 94, 2.10%, 3/20/27		290,000	3,142,687
Series 137, 1.70%, 6/20/32		205,000	2,019,161
Series 146, 1.70%, 9/20/33		30,000	290,775
Government of Japan (30 Year):
Series 26, 2.40%, 3/20/37		100,000	1,083,320
Series 36, 2.00%, 3/20/42		102,000	1,029,780
Government of Japan (40 Year), Series 5, 2.00%, 3/20/52		24,000	241,685
Japan Finance Organization for Municipalities, 2.00%, 5/09/16		100,000	989,712

			25,855,226
Luxembourg — 0.4%
Grand Duchy of Luxembourg, 2.13%, 7/10/23	EUR	2,050	2,806,594
Malaysia — 0.1%
Federation of Malaysia, 3.58%, 9/28/18	MYR	1,200	363,136
Mexico — 0.1%
United Mexican States:
6.50%, 6/09/22	MXN	7,500	580,696
8.30%, 8/15/31	USD	194	261,900

			842,596
Netherlands — 0.0%
Kingdom of the Netherlands, 1.75%, 7/15/23	EUR	30	39,574
New Zealand — 0.0%
New Zealand, 5.00%, 3/15/19	NZD	300	255,496
Norway — 0.0%
Kingdom of Norway, 2.00%, 5/24/23	NOK	800	121,247

6	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Peru — 0.0%
Republic of Peru, 6.55%, 3/14/37	USD	215	$247,250
Poland — 0.2%
Republic of Poland:
1.63%, 1/15/19	EUR	400	552,786
5.13%, 4/21/21	USD	200	217,250
5.00%, 3/23/22		250	267,187

			1,037,223
Russia — 0.1%
Russian Federation:
4.88%, 9/16/23		200	202,000
7.50%, 3/31/30 (f)		172	199,948

			401,948
Singapore — 0.0%
Republic of Singapore, 2.25%, 6/01/21	SGD	350	275,915
Slovenia — 0.1%
Republic of Slovenia, 5.85%, 5/10/23	USD	1,000	1,023,750
South Africa — 0.1%
Republic of South Africa:
5.50%, 3/09/20		100	106,500
7.00%, 2/28/31	ZAR	3,000	238,456

			344,956
Spain — 0.5%
Kingdom of Spain:
4.70%, 7/30/41	EUR	150	199,051
5.15%, 10/31/44		2,185	3,072,947

			3,271,998
Sweden — 0.1%
Kingdom of Sweden, 3.75%, 8/12/17	SEK	6,000	1,009,328
Thailand — 0.1%
Kingdom of Thailand, 3.45%, 3/08/19	THB	13,500	410,990
United Kingdom — 1.1%
United Kingdom Gilt:
2.75%, 1/22/15	GBP	900	1,525,237
1.75%, 1/22/17		600	1,009,919
3.75%, 9/07/19		750	1,343,437
5.00%, 3/07/25		400	775,320
4.25%, 6/07/32		800	1,455,852
4.50%, 12/07/42		1,000	1,915,248
4.25%, 12/07/55		100	189,348

			8,214,361
Total Foreign Government Obligations — 10.3%			73,889,279

Investment Companies		Shares
Financial Select Sector SPDR Fund		2,854,598	62,401,512
iShares 1-3 Year Credit Bond ETF (g)		196,815	20,756,110
iShares MSCI Mexico Capped ETF (g)		20,960	1,425,280
PowerShares QQQ Trust Series 1		174,361	15,336,794
Technology Select Sector SPDR Fund		1,011,752	36,160,016
Total Investment Companies — 18.9%			136,079,712

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)	USD	30	$31,324
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.22%, 8/15/48		330	356,067
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 5.82%, 7/10/38 (a)		170	174,463
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		180	193,276
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 2/15/40		165	181,559
Total Non-Agency Mortgage-Backed Securities — 0.1%			936,689

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.7%
Fannie Mae:
0.38%, 3/16/15		2,000	2,003,214
6.63%, 11/15/30		200	260,155
Federal Home Loan Bank, 5.63%, 6/13/16		890	992,887
Freddie Mac:
1.00%, 7/30/14		1,000	1,005,023
5.25%, 4/18/16		760	841,907
Small Business Administration Participation Certificates, Series 1997-20F, Class 1, 7.20%, 6/01/17		62	66,569
Tennessee Valley Authority, 5.25%, 9/15/39		145	154,760

			5,324,515
Mortgage-Backed Securities — 2.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/29 (h)		800	791,750
3.00%, 1/01/44 (h)		1,600	1,518,875
3.50%, 1/01/29-1/01/44 (h)		3,550	3,570,951
4.00%, 1/01/29 (h)		450	476,824
4.50%, 1/01/44 (h)		450	476,807
5.50%, 1/01/44 (h)		300	329,988
6.00%, 1/01/44 (h)		900	998,227
6.50%, 1/01/44 (h)		250	278,340
Freddie Mac Mortgage-Backed Securities:
2.50%, 1/01/29 (h)		500	495,371
3.00%, 1/01/29-1/01/44 (h)		1,450	1,426,918
4.00%, 1/01/44 (h)		1,150	1,180,996
4.50%, 1/01/29-1/01/44 (h)		700	741,178
5.00%, 1/01/44 (h)		950	1,024,516
5.50%, 1/01/44 (h)		300	327,656
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/44 (h)		500	482,852
4.00%, 1/15/44 (h)		1,400	1,454,742
4.50%, 1/15/44 (h)		1,600	1,707,125
5.00%, 1/15/44 (h)		1,000	1,083,867
5.50%, 1/15/44 (h)		350	384,399

			18,751,382
Total U.S. Government Sponsored Agency Securities — 3.3%			24,075,897

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013	7

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds:
5.25%, 11/15/28	USD	500	$602,188
5.38%, 2/15/31		700	857,828
5.00%, 5/15/37		570	678,300
4.38%, 5/15/41		350	379,750
3.00%, 5/15/42		1,068	895,618
U.S. Treasury Notes:
0.25%, 4/30/14		570	570,290
1.00%, 6/30/19		580	551,544
Total U.S. Treasury Obligations — 0.6%			4,535,518
Total Long-Term Investments
(Cost — $404,049,285) — 61.7%			444,062,942

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (g)(i)	273,960,514	$273,960,514

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (g)(i)(j)	USD	458	458,000
Total Short-Term Securities
(Cost — $274,418,514) — 38.1%			274,418,514
Total Investments Before Options Written
(Cost — $678,467,799*) — 99.8%			718,481,456

Options Written
(Premiums Received — $ 103,300) — (0.0)%			(115,609)
Total Investments Net of Options Written — 99.8%			718,365,847
Other Assets Less Liabilities — 0.2%			1,210,467

Net Assets — 100.0%			$719,576,314

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$678,729,412

Gross unrealized appreciation	$48,086,850
Gross unrealized depreciation	(8,334,806)

Net unrealized appreciation	$39,752,044

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Restricted security as to resale. As of report date, the Fund held less than 0.01% of its net assets, with a current value of $43,582 and an original cost of $106,067, in these securities.

(e)	Security, or a portion of security, is on loan.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at December 31, 2013	Value at December 31, 2013	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	153,052,516	120,907,998	[1]	—	273,960,514	$273,960,514	$25,197	—
BlackRock Liquidity Series, LLC, Money Market Series	$243,001	$214,999	[1]	—	$458,000	$458,000	$1,428	—
iShares 1-3 Year Credit Bond ETF	196,815	—		—	196,815	$20,756,110	$71,782	—
iShares iBoxx $ High Yield Corporate Bond ETF	127,830	—		127,830	—	—	$56,855	$256,111
iShares MSCI Mexico Capped ETF	161,084	—		140,124	20,960	$1,425,280	$18,298	$(336,481)

[1]	Represents net shares/beneficial interest purchased.

8	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013

Schedule of Investments (continued)

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,518,876	$(13,562)
Deutsche Bank Securities, Inc.	$4,627,740	$(29,115)
Goldman Sachs & Co.	$7,976,324	$(27,278)
J.P. Morgan Securities LLC	$1,325,883	$8,508
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,634,541	$(7,803)
Morgan Stanley & Co. LLC	$1,668,018	$1,703

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
3	Australian Government Bonds (10 Year)	Sydney	March 2014	USD	2,240,514	$1,992
79	DAX Index	Eurex	March 2014	USD	26,098,311	1,582,136
210	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	USD	19,330,500	759,709
62	Euro Currency Futures	Chicago Mercantile	March 2014	USD	10,685,700	19,484
936	Euro STOXX 50 Index	Eurex	March 2014	USD	40,020,470	2,471,263
30	Euro-Schatz	Eurex	March 2014	USD	4,552,208	(9,256)
88	FTSE 100 Index Futures	NYSE Liffe	March 2014	USD	9,759,885	451,939
120	GBP Currency Futures	Chicago Mercantile	March 2014	USD	12,418,500	90,962
4	Gilt British	NYSE Liffe	March 2014	USD	705,836	(9,920)
129	JPY Currency Futures	Chicago Mercantile	March 2014	USD	15,323,588	(383,548)
162	MSCI Emerging Markets E-Mini Index	NYSE Liffe	March 2014	USD	8,236,080	272,958
145	Nikkei 225 Index	Osaka Securities	March 2014	USD	22,429,494	1,063,629
3	Ultra Treasury Bonds	Chicago Board of Trade	March 2014	USD	408,750	(6,348)
42	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	USD	9,232,125	(17,016)
32	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	USD	3,818,000	(42,437)
25	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	3,076,172	2,141
	Euro-Bund 8.5 to 10.5-Year Bond Futures Call Options,
(35)	Strike Price EUR 140.00	Eurex	January 2014	USD	19,260	30,496
	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options,
(35)	Strike Price EUR 140.00 Euro-Bund 8.5 to 10.5-Year Bond Futures Call Options,	Eurex	January 2014	USD	59,224	(22,442)
(35)	Strike Price EUR 139.50	Eurex	February 2014	USD	46,705	(3,947)
(35)	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 139.50	Eurex	February 2014	USD	62,595	3,854
(13)	Canadian Government Bonds (10 Year)	Montreal	March 2014	USD	1,551,066	16,033
(39)	Euro-Bobl	Eurex	March 2014	USD	6,675,980	62,276
(66)	Euro-Bund	Eurex	March 2014	USD	12,636,153	76,458

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013	9

Schedule of Investments (continued)

•	Financial futures contracts outstanding as of December 31, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(2)	Japanese Government Bonds (10 Year)	Tokyo	March 2014	USD	2,721,869	$10,357
Total						$6,420,773

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,390,000	USD	2,116,345	Westpac Banking Corp.	1/07/14	$16,672
CAD	4,710,000	USD	4,395,953	JPMorgan Chase Bank N.A.	1/07/14	37,248
CZK	4,700,000	USD	235,286	UBS AG	1/07/14	1,395
DKK	4,400,000	USD	811,248	UBS AG	1/07/14	193
EUR	48,080,000	USD	66,122,020	State Street Bank and Trust Co.	1/07/14	21,560
GBP	7,595,000	USD	12,523,927	State Street Bank and Trust Co.	1/07/14	52,469
ILS	1,200,000	USD	344,689	JPMorgan Chase Bank N.A.	1/07/14	886
JPY	5,000,000	USD	47,571	JPMorgan Chase Bank N.A.	1/07/14	287
JPY	2,797,000,000	USD	26,562,203	JPMorgan Chase Bank N.A.	1/07/14	(1,616)
MXN	8,500,000	USD	650,211	UBS AG	1/07/14	413
NOK	5,350,000	USD	873,045	UBS AG	1/07/14	8,784
NZD	350,000	USD	285,577	JPMorgan Chase Bank N.A.	1/07/14	2,113
SEK	11,400,000	USD	1,759,710	HSBC Bank PLC	1/07/14	12,496
SGD	400,000	USD	315,135	HSBC Bank PLC	1/07/14	1,835
THB	13,500,000	USD	410,705	HSBC Bank PLC	1/07/14	(14)
USD	109,416	AUD	120,000	Deutsche Bank AG	1/07/14	2,319
USD	2,070,258	AUD	2,270,000	Royal Bank of Canada	1/07/14	44,339
USD	94,370	CAD	100,000	HSBC Bank PLC	1/07/14	247
USD	4,352,876	CAD	4,610,000	Royal Bank of Canada	1/07/14	13,797
USD	234,046	CZK	4,700,000	UBS AG	1/07/14	(2,635)
USD	802,417	DKK	4,400,000	UBS AG	1/07/14	(9,025)
USD	65,209,534	EUR	47,910,000	BNP Paribas S.A.	1/07/14	(700,177)
USD	231,464	EUR	170,000	JPMorgan Chase Bank N.A.	1/07/14	(2,405)
USD	12,413,967	GBP	7,595,000	HSBC Bank PLC	1/07/14	(162,429)
USD	340,620	ILS	1,200,000	Deutsche Bank AG	1/07/14	(4,955)
USD	26,852,684	JPY	2,747,000,000	BNP Paribas S.A.	1/07/14	766,901
USD	488,592	JPY	50,000,000	HSBC Bank PLC	1/07/14	13,787
USD	648,236	MXN	8,500,000	Citibank N.A.	1/07/14	(2,387)
USD	138,394	NOK	850,000	Citibank N.A.	1/07/14	(1,709)
USD	732,207	NOK	4,500,000	Citibank N.A.	1/07/14	(9,518)
USD	283,735	NZD	350,000	Westpac Banking Corp.	1/07/14	(3,955)
USD	597,583	SEK	3,900,000	Citibank N.A.	1/07/14	(8,698)
USD	1,143,267	SEK	7,500,000	Citibank N.A.	1/07/14	(22,659)
USD	318,912	SGD	400,000	HSBC Bank PLC	1/07/14	1,942
USD	418,151	THB	13,500,000	HSBC Bank PLC	1/07/14	7,460
USD	292,366	ZAR	3,000,000	UBS AG	1/07/14	6,675
ZAR	3,000,000	USD	285,225	UBS AG	1/07/14	466
EUR	120,000	USD	165,354	Deutsche Bank AG	2/05/14	(1)

10	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013

Schedule of Investments (continued)

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	150,000	USD	248,386	HSBC Bank PLC	2/05/14	$(1,777)
USD	2,112,335	AUD	2,390,000	Westpac Banking Corp.	2/05/14	(16,582)
USD	4,392,866	CAD	4,710,000	JPMorgan Chase Bank N.A.	2/05/14	(37,141)
USD	235,324	CZK	4,700,000	UBS AG	2/05/14	(1,424)
USD	811,384	DKK	4,400,000	UBS AG	2/05/14	(244)
USD	66,121,780	EUR	48,080,000	State Street Bank and Trust Co.	2/05/14	(20,645)
USD	12,521,573	GBP	7,595,000	State Street Bank and Trust Co.	2/05/14	(52,307)
USD	344,511	ILS	1,200,000	JPMorgan Chase Bank N.A.	2/05/14	(876)
USD	26,566,568	JPY	2,797,000,000	JPMorgan Chase Bank N.A.	2/05/14	2,230
USD	648,654	MXN	8,500,000	UBS AG	2/05/14	(394)
USD	872,095	NOK	5,350,000	UBS AG	2/05/14	(8,770)
USD	284,985	NZD	350,000	JPMorgan Chase Bank N.A.	2/05/14	(2,096)
USD	1,758,828	SEK	11,400,000	HSBC Bank PLC	2/05/14	(12,471)
USD	315,130	SGD	400,000	HSBC Bank PLC	2/05/14	(1,840)
USD	408,479	THB	13,500,000	HSBC Bank PLC	2/05/14	(1,639)
USD	283,999	ZAR	3,000,000	UBS AG	2/05/14	(490)
AUD	138,000	USD	122,226	Citibank N.A.	3/12/14	426
AUD	27,000	USD	24,007	Deutsche Bank AG	3/12/14	(10)
AUD	135,000	USD	119,435	Deutsche Bank AG	3/12/14	550
AUD	42,000	USD	38,084	Royal Bank of Canada	3/12/14	(756)
AUD	270,000	USD	240,486	UBS AG	3/12/14	2,027
AUD	580,000	USD	527,443	Westpac Banking Corp.	3/12/14	(11,953)
AUD	712,000	USD	647,482	Westpac Banking Corp.	3/12/14	(14,673)
CAD	423,000	USD	393,795	Citibank N.A.	3/12/14	3,727
CAD	12,000	USD	11,250	HSBC Bank PLC	3/12/14	28
CAD	128,000	USD	120,473	Royal Bank of Canada	3/12/14	(183)
CAD	650,000	USD	611,273	Royal Bank of Canada	3/12/14	(423)
EUR	173,000	USD	237,357	BNP Paribas S.A.	3/12/14	634
EUR	349,000	USD	478,829	BNP Paribas S.A.	3/12/14	1,280
EUR	279,000	USD	384,152	Credit Suisse International	3/12/14	(340)
EUR	620,000	USD	853,671	Credit Suisse International	3/12/14	(755)
EUR	175,000	USD	240,321	JPMorgan Chase Bank N.A.	3/12/14	421
GBP	29,000	USD	47,550	Barclays Bank PLC	3/12/14	448
GBP	69,000	USD	113,976	Barclays Bank PLC	3/12/14	(535)
GBP	183,000	USD	298,681	Barclays Bank PLC	3/12/14	4,208
GBP	195,000	USD	318,651	Barclays Bank PLC	3/12/14	4,099
GBP	197,000	USD	322,039	BNP Paribas S.A.	3/12/14	4,022
GBP	28,000	USD	45,832	Citibank N.A.	3/12/14	512
GBP	146,000	USD	241,708	HSBC Bank PLC	3/12/14	(1,675)
GBP	7,000	USD	11,476	Royal Bank of Scotland PLC	3/12/14	110
GBP	520,000	USD	854,251	Royal Bank of Scotland PLC	3/12/14	6,418
GBP	147,000	USD	240,230	State Street Bank and Trust Co.	3/12/14	3,074
JPY	4,500,000	USD	43,801	Barclays Bank PLC	3/12/14	(1,055)
JPY	18,550,000	USD	180,302	BNP Paribas S.A.	3/12/14	(4,093)
JPY	3,700,000	USD	35,908	Citibank N.A.	3/12/14	(761)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013	11

Schedule of Investments (continued)

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	18,550,000	USD	180,375	Credit Suisse International	3/12/14	$(4,165)
JPY	3,700,000	USD	35,981	Deutsche Bank AG	3/12/14	(834)
JPY	5,000,000	USD	48,801	Goldman Sachs International	3/12/14	(1,306)
JPY	6,100,000	USD	59,538	Goldman Sachs International	3/12/14	(1,593)
JPY	77,950,000	USD	759,007	UBS AG	3/12/14	(18,548)
NOK	308,000	USD	50,194	Barclays Bank PLC	3/12/14	454
NOK	1,915,000	USD	311,027	Credit Suisse International	3/12/14	3,876
NZD	44,000	USD	35,765	Goldman Sachs International	3/12/14	235
NZD	118,000	USD	96,436	HSBC Bank PLC	3/12/14	1,481
NZD	14,000	USD	11,574	Westpac Banking Corp.	3/12/14	(119)
NZD	58,000	USD	47,840	Westpac Banking Corp.	3/12/14	(385)
NZD	118,000	USD	96,726	Westpac Banking Corp.	3/12/14	(180)
SEK	555,000	USD	84,046	Bank of America N.A.	3/12/14	2,138
SEK	553,000	USD	84,544	BNP Paribas S.A.	3/12/14	1,329
SEK	2,637,000	USD	401,481	Credit Suisse International	3/12/14	8,010
SEK	476,000	USD	72,420	HSBC Bank PLC	3/12/14	1,496
USD	71,064	AUD	80,000	Citibank N.A.	3/12/14	(38)
USD	134,133	AUD	151,000	Citibank N.A.	3/12/14	(72)
USD	180,378	AUD	202,941	Credit Suisse International	3/12/14	8
USD	294,362	AUD	331,184	Credit Suisse International	3/12/14	13
USD	23,021	AUD	26,000	Deutsche Bank AG	3/12/14	(87)
USD	92,524	AUD	104,059	Royal Bank of Canada	3/12/14	38
USD	150,991	AUD	169,816	Royal Bank of Canada	3/12/14	63
USD	47,479	CAD	51,000	Citibank N.A.	3/12/14	(449)
USD	793,668	CAD	842,000	Citibank N.A.	3/12/14	2,383
USD	35,736	CAD	38,000	Royal Bank of Canada	3/12/14	25
USD	144,389	CAD	154,000	Royal Bank of Canada	3/12/14	(586)
USD	868,876	EUR	630,500	BNP Paribas S.A.	3/12/14	1,516
USD	869,565	EUR	631,000	BNP Paribas S.A.	3/12/14	1,517
USD	235,651	EUR	171,000	Citibank N.A.	3/12/14	411
USD	57,936	EUR	42,000	Credit Suisse International	3/12/14	158
USD	124,148	EUR	90,000	Credit Suisse International	3/12/14	338
USD	122,670	EUR	90,000	Deutsche Bank AG	3/12/14	(1,140)
USD	232,859	EUR	169,000	Deutsche Bank AG	3/12/14	(13)
USD	236,515	EUR	172,000	Deutsche Bank AG	3/12/14	(101)
USD	240,003	EUR	175,000	Deutsche Bank AG	3/12/14	(740)
USD	239,306	EUR	174,000	HSBC Bank PLC	3/12/14	(61)
USD	239,347	EUR	175,000	HSBC Bank PLC	3/12/14	(1,395)
USD	240,478	EUR	175,000	HSBC Bank PLC	3/12/14	(265)
USD	240,844	EUR	175,000	Royal Bank of Canada	3/12/14	101
USD	72,478	EUR	53,000	Royal Bank of Scotland PLC	3/12/14	(432)
USD	618,580	GBP	379,000	Barclays Bank PLC	3/12/14	(8,715)
USD	99,849	GBP	61,000	Citibank N.A.	3/12/14	(1,115)
USD	216,408	GBP	132,000	Royal Bank of Scotland PLC	3/12/14	(2,070)
USD	289,131	GBP	176,000	Royal Bank of Scotland PLC	3/12/14	(2,172)

12	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013

Schedule of Investments (continued)

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	201,377	JPY	20,750,000	Citibank N.A.	3/12/14	$4,270
USD	201,787	JPY	20,750,000	Deutsche Bank AG	3/12/14	4,679
USD	144,596	JPY	14,850,000	UBS AG	3/12/14	3,533
USD	108,617	NOK	665,000	Barclays Bank PLC	3/12/14	(736)
USD	434,630	NOK	2,661,000	Barclays Bank PLC	3/12/14	(2,945)
USD	98,099	NOK	604,000	Credit Suisse International	3/12/14	(1,222)
USD	35,378	NOK	218,000	HSBC Bank PLC	3/12/14	(470)
USD	84,757	NZD	103,000	Citibank N.A.	3/12/14	484
USD	11,514	NZD	14,000	Royal Bank of Canada	3/12/14	59
USD	71,758	SEK	469,000	JPMorgan Chase Bank N.A.	3/12/14	(1,071)
USD	645,825	SEK	4,221,000	JPMorgan Chase Bank N.A.	3/12/14	(9,639)
USD	371,828	MYR	1,200,000	HSBC Bank PLC	3/13/14	7,054
Total						$(96,588)

•	Exchange-traded options written as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Call	USD	123.00	1/24/14	5	$(3,125)
U.S. Treasury Notes (10 Year)	Call	USD	124.50	1/24/14	24	(9,000)
U.S. Treasury Notes (10 Year)	Call	USD	123.00	2/21/14	30	(29,062)
U.S. Treasury Notes (10 Year)	Put	USD	123.00	1/24/14	5	(2,891)
U.S. Treasury Notes (10 Year)	Put	USD	124.50	1/24/14	24	(43,875)
U.S. Treasury Notes (10 Year)	Put	USD	123.00	2/21/14	30	(27,656)
Total						$(115,609)

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation
2.37%[1]	3-month LIBOR	Chicago Mercantile	3/31/14	[2]	2/15/21	USD	3,880	$51,860
2.91%[1]	6-month LIBOR	Chicago Mercantile	3/31/14	[2]	3/07/25	GBP	2,080	80,676
Total								$132,536

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013	13

Schedule of Investments (concluded)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$64,929	—	$64,929
Common Stocks	$102,408,090	43,443,076	$43,582	145,894,748
Corporate Bonds	—	50,011,380	—	50,011,380
Foreign Agency Obligations	—	8,574,790	—	8,574,790
Foreign Government Obligations	—	73,889,279	—	73,889,279
Investment Companies	136,079,712	—	—	136,079,712
Non-Agency Mortgage-Backed Securities	—	936,689	—	936,689
U.S. Government Sponsored Agency Securities	—	24,075,897	—	24,075,897
U.S. Treasury Obligations	—	4,535,518	—	4,535,518
Short-Term Securities	273,960,514	458,000	—	274,418,514
Total	$512,448,316	$205,989,558	$43,582	$718,481,456

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$6,601,634	—	—	$6,601,634
Foreign currency exchange contracts	110,733	$1,093,880	—	1,204,613
Interest rate contracts	203,607	132,536	—	336,143
Liabilities:
Foreign currency exchange contracts	(383,548)	(1,190,755)	—	(1,574,303)
Interest rate contracts	(226,975)	—	—	(226,975)
Total	$6,305,451	$35,661	—	$6,341,112

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$9,697,000	—	—	$9,697,000
Cash pledged for centrally cleared swaps	165,000	—	—	165,000
Foreign currency at value	11,836,691	—	—	11,836,691
Liabilities:
Collateral on securities loaned at value	—	$(458,000)	—	(458,000)
Bank overdraft	—	(166,136)	—	(166,136)
Total	$21,698,691	$(624,136)	—	$21,074,555

There were no transfers between levels during the period ended December 31, 2013.

14	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 24, 2014